UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08544
Investment Managers Series Trust III
(Exact name of registrant as specified in charter)

235 West Galena Street
Milwaukee, Wisconsin 53212
(Address of Principal Executive Offices, including Zip Code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740
(Name and Address of Agent for Service)
COPIES TO:
Laurie Anne Dee
Morgan, Lewis & Bockius LLP
600 Anton Boulevard, Suite 1800
Costa Mesa, California 92626
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025

Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
Mast Managed Futures Strategy Fund
Class A/CSAAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Mast Managed Futures Strategy Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.mast-funds.com. You can also request this information by contacting us at (833) 829-0010.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mast Managed Futures Strategy Fund (Class A/CSAAX)	$149	1.55%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending October 31, 2025, the Fund incurred a loss. The Fund invests across a global set of liquid instruments spanning fixed income, currencies, commodities, and equities.
TOP PERFORMANCE CONTRIBUTORS
- Precious Metals: The Fund’s long positioning in Precious Metals contributed meaningfully. The sub-sector benefited from persistent demand for haven assets and broad US Dollar weakness, as central banks and global investors increased allocations to tangible stores of value.
- Euro: Euro positioning also contributed. Toward the end of Q1 2025, the Fund’s short exposure to the currency flipped long. This coincided with the European Central Bank’s policy easing cycle appearing to run ahead of that of the Federal Reserve and the case for US exceptionalism increasingly being called into question.
- Hang Seng: Long exposure to Hang Seng furthered Fund gains. Investor sentiment toward China improved as US policymakers took a more conciliatory stance regarding trade and China’s leadership demonstrated commitment to stabilizing growth and reinvigorating key sectors of the country’s economy.
TOP PERFORMANCE DETRACTORS
- Industrial Metals: Industrial Metals exposure detracted. The Fund’s positioning in the sub-complex proved mercurial, and prices of Industrial Metals fluctuated amidst rapidly evolving trade policy, subdued global manufacturing activity. and uneven demand from China.
- FTSE 100: The Fund’s FTSE 100 exposure also weighed on results. The Fund maintained a long position in the market for most of the period, but UK equities remained torn between an impressive global market rally on the one hand and the country’s strained public finances and mounting fears of stagflation on the other.
- Energy: Energy positioning also generated a loss. Exposure fluctuated as the sub-sector choppily moved sideways. Prices fell early in the year on deteriorating demand, surged briefly as tensions in the Middle East flared, and retraced lower as hostilities subsided and concerns over tepid growth in China, increased supply from OPEC+, and Russian sanction persisted.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mast Managed Futures Strategy Fund (Class A/CSAAX)[1,2]	-12.19%	1.07%	-0.52%
Mast Managed Futures Strategy Fund (Class A/CSAAX)—excluding sales load	-7.33%	2.17%	0.02%
Bloomberg Global Aggregate Bond Index	5.69%	-1.63%	1.10%
Credit Suisse Managed Futures Liquid Index	-5.52%	2.88%	0.39%
[1]	Purchases of Class A shares of $1 million or more may be subject to a 1.00% deferred sales charge on redemptions within 12 months of purchase.
[2]	Maximum sales charge (load) of 5.25% of offering price.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.mast-funds.com for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$33,583,958
Total number of portfolio holdings	54
Total advisory fees paid (net)	$1,010,126
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Asset Allocation
Material Fund Changes
At the close of business on November 22, 2024, the Fund was reorganized from Credit Suisse Opportunity Funds into Investment Managers Series Trust III (the "Trust").
On December 30, 2025, the Board of Trustees of the Trust approved to change the Fund name to Mast Managed Futures Strategy Fund from Manteio Managed Futures Strategy Fund, effective immediately.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated February 28, 2025, as supplemented June 23, 2025 and December 30, 2025, at www.mast-funds.com.
Changes in and Disagreements with Accountants
Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended October 31, 2025 upon the reorganization of the Fund. Previously, Ernst & Young LLP served as the independent registered public accounting firm for the Fund under the Credit Suisse Opportunity Funds. There were no disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.mast-funds.com. You can also request this information by contacting us at (833) 829-0010.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 829-0010 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Mast Managed Futures Strategy Fund - Class A

Mast Managed Futures Strategy Fund
Class C/CSACX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Mast Managed Futures Strategy Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.mast-funds.com. You can also request this information by contacting us at (833) 829-0010.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mast Managed Futures Strategy Fund (Class C/CSACX)	$221	2.30%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending October 31, 2025, the Fund incurred a loss. The Fund invests across a global set of liquid instruments spanning fixed income, currencies, commodities, and equities.
TOP PERFORMANCE CONTRIBUTORS
- Precious Metals: The Fund’s long positioning in Precious Metals contributed meaningfully. The sub-sector benefited from persistent demand for haven assets and broad US Dollar weakness, as central banks and global investors increased allocations to tangible stores of value.
- Euro: Euro positioning also contributed. Toward the end of Q1 2025, the Fund’s short exposure to the currency flipped long. This coincided with the European Central Bank’s policy easing cycle appearing to run ahead of that of the Federal Reserve and the case for US exceptionalism increasingly being called into question.
- Hang Seng: Long exposure to Hang Seng furthered Fund gains. Investor sentiment toward China improved as US policymakers took a more conciliatory stance regarding trade and China’s leadership demonstrated commitment to stabilizing growth and reinvigorating key sectors of the country’s economy.
TOP PERFORMANCE DETRACTORS
- Industrial Metals: Industrial Metals exposure detracted. The Fund’s positioning in the sub-complex proved mercurial, and prices of Industrial Metals fluctuated amidst rapidly evolving trade policy, subdued global manufacturing activity. and uneven demand from China.
- FTSE 100: The Fund’s FTSE 100 exposure also weighed on results. The Fund maintained a long position in the market for most of the period, but UK equities remained torn between an impressive global market rally on the one hand and the country’s strained public finances and mounting fears of stagflation on the other.
- Energy: Energy positioning also generated a loss. Exposure fluctuated as the sub-sector choppily moved sideways. Prices fell early in the year on deteriorating demand, surged briefly as tensions in the Middle East flared, and retraced lower as hostilities subsided and concerns over tepid growth in China, increased supply from OPEC+, and Russian sanction persisted.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mast Managed Futures Strategy Fund (Class C/CSACX)[1]	-8.89%	1.41%	-0.72%
Mast Managed Futures Strategy Fund (Class C/CSACX)—excluding sales load	-7.98%	1.41%	-0.72%
Bloomberg Global Aggregate Bond Index	5.69%	-1.63%	1.10%
Credit Suisse Managed Futures Liquid Index	-5.52%	2.88%	0.39%
[1]	Purchases of Class C shares are subject to a 1.00% deferred sales charge on redemptions within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.mast-funds.com for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$33,583,958
Total number of portfolio holdings	54
Total advisory fees paid (net)	$1,010,126
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Asset Allocation
Material Fund Changes
At the close of business on November 22, 2024, the Fund was reorganized from Credit Suisse Opportunity Funds into Investment Managers Series Trust III (the "Trust").
On December 30, 2025, the Board of Trustees of the Trust approved to change the Fund name to Mast Managed Futures Strategy Fund from Manteio Managed Futures Strategy Fund, effective immediately.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated February 28, 2025, as supplemented June 23, 2025 and December 30, 2025, at www.mast-funds.com.
Changes in and Disagreements with Accountants
Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended October 31, 2025 upon the reorganization of the Fund. Previously, Ernst & Young LLP served as the independent registered public accounting firm for the Fund under the Credit Suisse Opportunity Funds. There were no disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.mast-funds.com. You can also request this information by contacting us at (833) 829-0010.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 829-0010 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Mast Managed Futures Strategy Fund - Class C

Mast Managed Futures Strategy Fund
Class I/CSAIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Mast Managed Futures Strategy Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.mast-funds.com. You can also request this information by contacting us at (833) 829-0010.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mast Managed Futures Strategy Fund (Class I/CSAIX)	$125	1.30%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending October 31, 2025, the Fund incurred a loss. The Fund invests across a global set of liquid instruments spanning fixed income, currencies, commodities, and equities.
TOP PERFORMANCE CONTRIBUTORS
- Precious Metals: The Fund’s long positioning in Precious Metals contributed meaningfully. The sub-sector benefited from persistent demand for haven assets and broad US Dollar weakness, as central banks and global investors increased allocations to tangible stores of value.
- Euro: Euro positioning also contributed. Toward the end of Q1 2025, the Fund’s short exposure to the currency flipped long. This coincided with the European Central Bank’s policy easing cycle appearing to run ahead of that of the Federal Reserve and the case for US exceptionalism increasingly being called into question.
- Hang Seng: Long exposure to Hang Seng furthered Fund gains. Investor sentiment toward China improved as US policymakers took a more conciliatory stance regarding trade and China’s leadership demonstrated commitment to stabilizing growth and reinvigorating key sectors of the country’s economy.
TOP PERFORMANCE DETRACTORS
- Industrial Metals: Industrial Metals exposure detracted. The Fund’s positioning in the sub-complex proved mercurial, and prices of Industrial Metals fluctuated amidst rapidly evolving trade policy, subdued global manufacturing activity. and uneven demand from China.
- FTSE 100: The Fund’s FTSE 100 exposure also weighed on results. The Fund maintained a long position in the market for most of the period, but UK equities remained torn between an impressive global market rally on the one hand and the country’s strained public finances and mounting fears of stagflation on the other.
- Energy: Energy positioning also generated a loss. Exposure fluctuated as the sub-sector choppily moved sideways. Prices fell early in the year on deteriorating demand, surged briefly as tensions in the Middle East flared, and retraced lower as hostilities subsided and concerns over tepid growth in China, increased supply from OPEC+, and Russian sanction persisted.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mast Managed Futures Strategy Fund (Class I/CSAIX)	-7.06%	2.42%	0.27%
Bloomberg Global Aggregate Bond Index	5.69%	-1.63%	1.10%
Credit Suisse Managed Futures Liquid Index	-5.52%	2.88%	0.39%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.mast-funds.com for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$33,583,958
Total number of portfolio holdings	54
Total advisory fees paid (net)	$1,010,126
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Asset Allocation
Material Fund Changes
At the close of business on November 22, 2024, the Fund was reorganized from Credit Suisse Opportunity Funds into Investment Managers Series Trust III (the "Trust").
On December 30, 2025, the Board of Trustees of the Trust approved to change the Fund name to Mast Managed Futures Strategy Fund from Manteio Managed Futures Strategy Fund, effective immediately.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated February 28, 2025, as supplemented June 23, 2025 and December 30, 2025, at www.mast-funds.com.
Changes in and Disagreements with Accountants
Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended October 31, 2025 upon the reorganization of the Fund. Previously, Ernst & Young LLP served as the independent registered public accounting firm for the Fund under the Credit Suisse Opportunity Funds. There were no disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.mast-funds.com. You can also request this information by contacting us at (833) 829-0010.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 829-0010 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Mast Managed Futures Strategy Fund - Class I

Mast Multialternative Strategy Fund
Class A/CSQAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Mast Multialternative Strategy Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.mast-funds.com. You can also request this information by contacting us at (833) 829-0010.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mast Multialternative Strategy Fund (Class A/CSQAX)	$111	1.10%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending October 31, 2025, the Fund generated a gain. The Fund applies a forward-looking, macro-aware portfolio construction process to invest across a range of fundamental and tactical strategies in targeting attractive returns with a low correlation to stocks, bonds, or credit.
TOP PERFORMANCE CONTRIBUTORS
- Momentum in Structural Equity Themes: The strategy seeks to capture structural economic shifts in developed market economies and the tendency for high momentum thematic stocks to outperform the market. It produced a strong gain as corporate earnings growth during the period highlighted the accelerating adoption of new technologies such as artificial intelligence, and investors feared missing out on a once-in-a-generation opportunity to own companies at the forefront of structural economic change.
- Carry in Gold Volatility: The strategy seeks to capture the premium in option implied volatility arising from upside speculation in gold. It benefited from investment flows from the likes of foreign central banks out of US Dollar assets amidst widespread concerns regarding developed market debt sustainability and questions over the reliability of the US government as a trading partner.
- Carry in Equity Volatility: The strategy seeks to capture the spread between implied and realized volatility arising from investor aversion to uncertainty and risk. It capitalized on episodes of elevated implied volatility and harvested gains as policy uncertainty and macro headlines weighed on investor sentiment and propped up demand for equity options.
TOP PERFORMANCE DETRACTORS
- Seasonality in US Equities: The strategy seeks to capture turn-of-the-month congestion effects in equity markets. It struggled early in 2025 when markets were stunned by the rapid evolution of US trade policy and the investor repositioning which ensued overwhelmed typical seasonal supply and demand dynamics in equity markets.
- Quality in US Equities (Cross-Sectional): The strategy seeks to capture the performance spread between more resilient companies with stronger balance sheets and their less resilient peers. The headwinds of narrow market leadership, high valuations, and burgeoning investment sentiment and risk-taking weighed on the strategy during the period.
- Value in Small-Cap Equities: The strategy seeks to capture the tendency of small-cap companies with attractive LBO characteristics to outperform the broader small-cap market. It lost ground as the frenzy to participate in the artificial intelligence build-out robbed small-cap stocks of investor attention, and factor performance within the universe proved conspicuously unprofitable.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mast Multialternative Strategy Fund (Class A/CSQAX)[1,2]	-4.29%	3.39%	2.11%
Mast Multialternative Strategy Fund (Class A/CSQAX)—excluding sales load	0.98%	4.51%	2.66%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA US 3-Month Treasury Bill Index	4.37%	3.06%	2.13%
[1]	Purchases of Class A shares of $1 million or more may be subject to a 1.00% deferred sales charge on redemptions within 12 months of purchase.
[2]	Maximum sales charge (load) of 5.25% of offering price.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.mast-funds.com for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$210,847,496
Total number of portfolio holdings	256
Total advisory fees paid (net)	$1,302,608
Portfolio turnover rate as of the end of the reporting period	458%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Global X Uranium ETF	3.3%
Premier, Inc. - Class A	2.0%
Aspen Insurance Holdings, Ltd.	2.0%
Merus NV	2.0%
Comerica, Inc.	2.0%
Electronic Arts, Inc.	2.0%
Soho House & Co., Inc.	1.2%
Heidrick & Struggles International, Inc.	1.2%
Steelcase, Inc., Class A	1.2%
dentalcorp Holdings Ltd.	1.2%
Asset Allocation
Sector Allocation
Material Fund Changes
At the close of business on November 22, 2024, the Fund was reorganized from Credit Suisse Opportunity Funds into Investment Managers Series Trust III (the "Trust").
Effective June 23, 2025, the Advisor has agreed to voluntarily waive its advisory fees for the Fund by 0.19% to 0.85% until November 22, 2026. The Advisor will not seek recoupment of the voluntary advisory fees waived.
On December 30, 2025, the Board of Trustees of the Trust approved to change the Fund name to Mast Multialternative Strategy Fund from Manteio Multialternative Strategy Fund, effective immediately.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated February 28, 2025, as supplemented June 23, 2025 and December 30, 2025, at www.mast-funds.com.
Changes in and Disagreements with Accountants
Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended October 31, 2025 upon the reorganization of the Fund. Previously, Ernst & Young LLP served as the independent registered public accounting firm for the Fund under the Credit Suisse Opportunity Funds. There were no disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.mast-funds.com. You can also request this information by contacting us at (833) 829-0010.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 829-0010 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Mast Multialternative Strategy Fund - Class A

Mast Multialternative Strategy Fund
Class I/CSQIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Mast Multialternative Strategy Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.mast-funds.com. You can also request this information by contacting us at (833) 829-0010.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mast Multialternative Strategy Fund (Class I/CSQIX)	$86	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending October 31, 2025, the Fund generated a gain. The Fund applies a forward-looking, macro-aware portfolio construction process to invest across a range of fundamental and tactical strategies in targeting attractive returns with a low correlation to stocks, bonds, or credit.
TOP PERFORMANCE CONTRIBUTORS
- Momentum in Structural Equity Themes: The strategy seeks to capture structural economic shifts in developed market economies and the tendency for high momentum thematic stocks to outperform the market. It produced a strong gain as corporate earnings growth during the period highlighted the accelerating adoption of new technologies such as artificial intelligence, and investors feared missing out on a once-in-a-generation opportunity to own companies at the forefront of structural economic change.
- Carry in Gold Volatility: The strategy seeks to capture the premium in option implied volatility arising from upside speculation in gold. It benefited from investment flows from the likes of foreign central banks out of US Dollar assets amidst widespread concerns regarding developed market debt sustainability and questions over the reliability of the US government as a trading partner.
- Carry in Equity Volatility: The strategy seeks to capture the spread between implied and realized volatility arising from investor aversion to uncertainty and risk. It capitalized on episodes of elevated implied volatility and harvested gains as policy uncertainty and macro headlines weighed on investor sentiment and propped up demand for equity options.
TOP PERFORMANCE DETRACTORS
- Seasonality in US Equities: The strategy seeks to capture turn-of-the-month congestion effects in equity markets. It struggled early in 2025 when markets were stunned by the rapid evolution of US trade policy and the investor repositioning which ensued overwhelmed typical seasonal supply and demand dynamics in equity markets.
- Quality in US Equities (Cross-Sectional): The strategy seeks to capture the performance spread between more resilient companies with stronger balance sheets and their less resilient peers. The headwinds of narrow market leadership, high valuations, and burgeoning investment sentiment and risk-taking weighed on the strategy during the period.
- Value in Small-Cap Equities: The strategy seeks to capture the tendency of small-cap companies with attractive LBO characteristics to outperform the broader small-cap market. It lost ground as the frenzy to participate in the artificial intelligence build-out robbed small-cap stocks of investor attention, and factor performance within the universe proved conspicuously unprofitable.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mast Multialternative Strategy Fund (Class I/CSQIX)	1.24%	4.79%	2.93%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA US 3-Month Treasury Bill Index	4.37%	3.06%	2.13%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.mast-funds.com for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$210,847,496
Total number of portfolio holdings	256
Total advisory fees paid (net)	$1,302,608
Portfolio turnover rate as of the end of the reporting period	458%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Global X Uranium ETF	3.3%
Premier, Inc. - Class A	2.0%
Aspen Insurance Holdings, Ltd.	2.0%
Merus NV	2.0%
Comerica, Inc.	2.0%
Electronic Arts, Inc.	2.0%
Soho House & Co., Inc.	1.2%
Heidrick & Struggles International, Inc.	1.2%
Steelcase, Inc., Class A	1.2%
dentalcorp Holdings Ltd.	1.2%
Asset Allocation
Sector Allocation
Material Fund Changes
At the close of business on November 22, 2024, the Fund was reorganized from Credit Suisse Opportunity Funds into Investment Managers Series Trust III (the "Trust").
Effective June 23, 2025, the Advisor has agreed to voluntarily waive its advisory fees for the Fund by 0.19% to 0.85% until November 22, 2026. The Advisor will not seek recoupment of the voluntary advisory fees waived.
On December 30, 2025, the Board of Trustees of the Trust approved to change the Fund name to Mast Multialternative Strategy Fund from Manteio Multialternative Strategy Fund, effective immediately.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated February 28, 2025, as supplemented June 23, 2025 and December 30, 2025, at www.mast-funds.com.
Changes in and Disagreements with Accountants
Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended October 31, 2025 upon the reorganization of the Fund. Previously, Ernst & Young LLP served as the independent registered public accounting firm for the Fund under the Credit Suisse Opportunity Funds. There were no disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.mast-funds.com. You can also request this information by contacting us at (833) 829-0010.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 829-0010 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Mast Multialternative Strategy Fund - Class I

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-833-829-0010.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that John Zader and Sandra Brown, who are members of the Registrant’s Audit Committee and Board of Trustees, are “audit committee financial experts” and are “independent” as those terms are defined in this Item.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Mast Managed Futures Strategy Fund & Mast Multialternative Strategy Fund	FYE 10/31/2025	FYE 10/31/2024
(a)	Audit Fees	$54,000	N/A
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$6,000	N/A
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Mast Managed Futures Strategy Fund & Mast Multialternative Strategy Fund	FYE 10/31/2025	FYE 10/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

	Mast Managed Futures Strategy Fund & Mast Multialternative Strategy Fund	FYE 10/31/2025	FYE 10/31/2024
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Mast Managed Futures Strategy Fund

(formerly Manteio Managed Futures Strategy Fund)

Class A Shares (CSAAX)

Class C Shares (CSACX)

Class I Shares (CSAIX)

Mast Multialternative Strategy Fund

(formerly Manteio Multialternative Strategy Fund)

Class A Shares (CSQAX)

Class I Shares (CSQIX)

ANNUAL FINANCIALS AND OTHER INFORMATION

OCTOBER 31, 2025

Mast Funds

Each a series of Investment Managers Series Trust III

Table of Contents

Item 7. Financial Statements and Financial Highlights
Consolidated Schedule of Investments	1
Consolidated Statements of Assets and Liabilities	12
Consolidated Statements of Operations	14
Consolidated Statements of Changes in Net Assets	15
Consolidated Financial Highlights	17
Notes to Financial Statements	22
Report of Independent Registered Public Accounting Firm	45
Supplemental Information	46

This report and the financial statements contained herein are provided for the general information of the shareholders of the Mast Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.mast-funds.com

Mast Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of October 31, 2025

Principal
Amount		Value
	SHORT-TERM INVESTMENTS — 84.1%
	MONEY MARKET INVESTMENTS — 26.8%
$8,992,972	UMB Bank, Money Market Special II Deposit Investment, 3.94%(a),(b)	$8,992,972

	TREASURY BILLS — 57.3%
	United States Treasury Bill
2,250,000	3.95%, 11/28/2025(b),(c)	2,243,956
2,250,000	4.02%, 12/26/2025(b),(c)	2,237,071
2,250,000	3.94%, 1/22/2026(b),(c)	2,231,203
2,250,000	4.02%, 2/19/2026(b),(c)	2,224,724
2,250,000	3.97%, 3/19/2026(b),(c)	2,218,300
2,250,000	3.94%, 4/16/2026(b),(c)	2,212,007
2,000,000	3.94%, 5/14/2026(c)	1,961,450
2,000,000	3.91%, 6/11/2026(c)	1,955,756
2,000,000	3.91%, 7/9/2026(c)	1,950,592
		19,235,059
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $28,213,776)	28,228,031

	TOTAL INVESTMENTS — 84.1%
	(Cost $28,213,776)	28,228,031

	Other Assets in Excess of Liabilities — 15.9%	5,355,927
	TOTAL NET ASSETS — 100.0%	$33,583,958

(a)	The rate is the annualized seven-day yield at period end.
(b)	All or a portion of this investment is a holding of Manteio Cayman Managed Futures Strategy Fund, Ltd.
(c)	Treasury bill discount rate.

See accompanying Notes to Consolidated Financial Statements.

Mast Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

FUTURES CONTRACTS

				Value/Unrealized
	Expiration	Number of	Notional	Appreciation
Long Contracts	Date	Contracts	Value	(Depreciation)
Commodity Futures
CMX Copper[1]	December 2025	7	$890,575	$17,732
CMX Gold[1]	December 2025	9	3,596,850	521,519
CMX Silver[1]	December 2025	5	1,204,000	233,960
LME Lead[1]	November 2025	25	1,250,488	1,917
LME Lead[1]	January 2026	2	100,767	544
LME Primary Aluminum[1]	November 2025	85	6,116,876	412,413
LME Primary Aluminum[1]	January 2026	10	721,605	29,276
LME Primary Nickel[1]	November 2025	33	2,982,308	(22,347)
LME Primary Nickel[1]	January 2026	3	273,698	(319)
LME Zinc[1]	November 2025	39	3,046,856	137,321
LME Zinc[1]	January 2026	4	306,691	8,140

Currency Futures
CME Australian Dollar	December 2025	89	5,825,940	(8,895)
CME Euro	December 2025	3	433,200	(1,657)

Index Futures
CME E-Mini S&P 500	December 2025	4	1,374,800	39,134
EUX Euro STOXX 50	December 2025	36	2,352,282	113,513
Hang Seng Index	November 2025	15	2,500,482	(27,529)
ICF FTSE 100 Index	December 2025	15	1,920,498	89,930
Nikkei Stock Index	December 2025	4	1,361,884	234,360

Interest Rate Futures
CBOT 10-Year U.S. Treasury Note	December 2025	81	9,126,422	51,094
EUX Euro-Bund	December 2025	34	5,070,609	(24,738)
ICF Long Gilt	December 2025	64	7,871,270	26,346
		567	$58,328,101	$1,831,714

Mast Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

				Value/Unrealized
	Expiration	Number of	Notional	Appreciation
Short Contracts	Date	Contracts	Value	(Depreciation)
Commodity Futures
CBOT Corn[1]	December 2025	(5)	$(107,875)	$(1,920)
CBOT Soybean[1]	January 2026	(3)	(167,288)	(9,510)
CBOT Soybean Meal[1]	January 2026	(3)	(97,050)	(13,357)
CBOT Soybean Oil[1]	January 2026	(3)	(88,326)	3,734
CBOT Wheat[1]	December 2025	(4)	(106,800)	(1,436)
ICE Brent Crude Oil[1]	January 2026	(5)	(323,850)	11,991
ICE Low Sulphur Gas[1]	January 2026	(2)	(136,500)	(9,806)
LME Lead[1]	November 2025	(25)	(1,250,488)	(3,821)
LME Primary Aluminum[1]	November 2025	(85)	(6,116,876)	(419,475)
LME Primary Aluminum[1]	January 2026	(1)	(72,161)	(1,950)
LME Primary Nickel[1]	November 2025	(33)	(2,982,308)	37,731
LME Zinc[1]	November 2025	(39)	(3,046,856)	(201,036)
NYBOT Coffee 'C'[1]	December 2025	(1)	(147,018)	(7,788)
NYBOT Cotton #2[1]	December 2025	(1)	(32,770)	(888)
NYBOT Sugar #11[1]	March 2026	(3)	(48,485)	6,198
NYMEX Natural Gas[1]	January 2026	(13)	(567,970)	(42,215)
NYMEX NY Harbor ULSD[1]	January 2026	(1)	(99,565)	(8,522)
NYMEX RBOB Gasoline[1]	January 2026	(1)	(78,170)	(3,493)
NYMEX WTI Crude Oil[1]	January 2026	(5)	(303,000)	(13,252)

Currency Futures
CME British Pound	December 2025	(15)	(1,231,875)	3,402
CME Canadian Dollar	December 2025	(165)	(11,799,975)	72,884
CME Japanese Yen	December 2025	(53)	(4,317,181)	214,619

Interest Rate Futures
OSE Japanese 10-Year Bond	December 2025	(14)	(12,358,445)	85,001
		(480)	$(45,480,832)	$(302,909)

TOTAL FUTURES CONTRACTS			$12,847,269	$1,528,805

[1]	This investment is a holding of Manteio Cayman Managed Futures Strategy Fund, Ltd.

See accompanying Consolidated Notes to Financial Statements.

Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of October 31, 2025

Number
of Shares		Value
	COMMON STOCKS — 25.5%
	ADVERTISING & MARKETING — 0.3%
1,011	AppLovin Corp. - Class A*	$644,341
	ASSET MANAGEMENT — 0.3%
4,213	Robinhood Markets, Inc. - Class A*	618,384
	AUTOMOTIVE — 0.3%
1,279	Tesla, Inc.*	583,940
	BANKING — 2.0%
54,256	Comerica, Inc.	4,150,584
	BIOTECH & PHARMA — 2.0%
44,332	Merus NV*	4,205,334
	COMMERCIAL SUPPORT SERVICES — 1.2%
43,560	Heidrick & Struggles International, Inc.	2,542,597
	E-COMMERCE DISCRETIONARY — 0.2%
5,982	eBay, Inc.	486,396
	ELECTRICAL EQUIPMENT — 1.1%
4,482	Amphenol Corp. - Class A	624,522
963	GE Vernova, Inc.	563,490
5,173	Johnson Controls International PLC	591,739
3,256	Vertiv Holdings Co.	627,952
		2,407,703
	ENTERTAINMENT CONTENT — 2.2%
20,532	Electronic Arts, Inc.	4,107,632
462	Netflix, Inc.*	516,913
		4,624,545
	HEALTH CARE FACILITIES & SVCS — 3.2%
322,066	dentalcorp Holdings Ltd.	2,502,866
150,850	Premier, Inc. - Class A	4,241,902
		6,744,768
	HOME & OFFICE PRODUCTS — 1.2%
158,632	Steelcase, Inc., Class A	2,531,767
	INSTITUTIONAL FINANCIAL SVCS — 0.3%
1,664	Coinbase Global, Inc. - Class A*	572,050
	INSURANCE — 2.0%
114,645	Aspen Insurance Holdings, Ltd.*	4,213,204
	INTERNET MEDIA & SERVICES — 0.8%
2,226	Alphabet, Inc., Class C	627,331
2,156	DoorDash, Inc. - Class A*	548,422
847	Spotify Technology SA*	555,056
		1,730,809
	LEISURE FACILITIES & SERVICES — 1.2%
285,703	Soho House & Co., Inc.*	2,542,757

Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Number
of Shares		Value
	COMMON STOCKS (Continued)
	MACHINERY — 0.3%
1,077	Caterpillar, Inc	$621,709
	MEDICAL EQUIPMENT & DEVICES — 0.0%
23	Surmodics, Inc.*	631
	REAL ESTATE SERVICES — 0.4%
77,610	Anywhere Real Estate, Inc.*	779,980
	RETAIL - DISCRETIONARY — 0.6%
1,695	Carvana Co.*	519,585
30,165	The ODP Corp.*	841,000
		1,360,585
	SEMICONDUCTORS — 1.5%
1,638	Broadcom, Inc.	605,454
15,017	Intel Corp.*	600,530
3,972	Lam Research Corp.	625,431
2,767	Micron Technology, Inc.	619,172
3,133	NVIDIA Corp.	634,401
		3,084,988
	SOFTWARE — 2.0%
75,364	Cantaloupe, Inc.*	795,844
1,136	Crowdstrike Holdings, Inc. - Class A*	616,859
2,064	Oracle Corp.	542,027
3,151	Palantir Technologies, Inc. - Class A*	631,681
36,615	PROS Holdings, Inc.*	843,976
5,248	Twilio, Inc. - Class A*	707,850
		4,138,237
	TECHNOLOGY HARDWARE — 1.0%
8,099	Cisco Systems, Inc.	592,118
6,709	Corning, Inc.	597,638
1,930	F5, Inc.*	488,386
2,297	Garmin Ltd.	491,420
		2,169,562
	TELECOMMUNICATIONS — 0.2%
21,922	AT&T, Inc.	542,570
	TRANSPORTATION & LOGISTICS — 1.2%
63,709	Andlauer Healthcare Group, Inc.	2,470,961
	TOTAL COMMON STOCKS
	(Cost $50,261,113)	53,768,402
	EXCHANGE-TRADED FUNDS — 3.3%
126,603	Global X Uranium ETF	6,978,357
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $6,240,135)	6,978,357

Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

Number
of Contracts		Value
	PURCHASED OPTIONS CONTRACTS — 0.0%
	CALL OPTIONS — 0.0%
	S&P 500 Index
	Exercise Price: $7,050.00, Notional Amount: $112,095,000
159	Expiration Date: November 6, 2025	$8,427

	PUT OPTIONS — 0.0%
	S&P 500 Index
	Exercise Price: $6,380.00, Notional Amount: $32,538,000
51	Expiration Date: November 7, 2025	5,610
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $246,782)	14,037

Principal
Amount
	SHORT-TERM INVESTMENTS — 59.9%
	MONEY MARKET INVESTMENTS — 36.0%
$75,843,662	UMB Bank, Money Market Special II Deposit Investment, 3.94%(a),(b)	75,843,662

	TREASURY BILLS — 23.9%
	United States Treasury Bill
9,000,000	3.95%, 11/28/2025(b),(c)	8,975,826
9,000,000	4.02%, 12/26/2025(b),(c)	8,948,286
9,000,000	3.94%, 1/22/2026(b),(c)	8,924,814
6,000,000	4.02%, 2/19/2026(c)	5,932,596
6,000,000	3.97%, 3/19/2026(c)	5,915,466
6,000,000	3.94%, 4/16/2026(c)	5,898,684
6,000,000	3.94%, 5/14/2026(c)	5,884,350
		50,480,022
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $126,293,813)	126,323,684

	TOTAL INVESTMENTS — 88.7%
	(Cost $183,041,843)	187,084,480

	Other Assets in Excess of Liabilities — 11.3%	23,763,016
	TOTAL NET ASSETS — 100.0%	$210,847,496

ETF – Exchange-Traded Fund

PLC – Public Limited Company

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.
(b)	All or a portion of this investment is a holding of Manteio Cayman Multialternative Strategy Fund, Ltd.
(c)	Treasury bill discount rate.

See accompanying Notes to Consolidated Financial Statements.

Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

							Premium	Unrealized
				Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Reference Entity	Fund Pays	Fund Receives	Frequency	Date	Amount	(Received)	(Depreciation)
Goldman Sachs & Co. LLC	Surmodics, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	11/28/25	$122,244	$-	$(6,074)
Barclays Bank PLC	Barclays Commodity Hedging Insights 2 Index	0.00%	Index Return	Monthly	12/31/25	15,188,276	-	(196,863)
Barclays Bank PLC	Barclays Commodity Index	0.00%	Basket Return	Monthly	12/31/25	15,337,083	-	(145,174)
Barclays Bank PLC	Barclays TrendStar Plus Index	0.00%	Basket Return	Monthly	12/31/25	15,551,336	-	(41,216)
Barclays Bank PLC	Shiller Barclays CAPE US Mid-Month Sector Market Hedged ER Index	0.00%	Basket Return	Monthly	12/31/25	14,697,372	-	(752,104)
BNP Paribas	Alerian MLP Total Return Index	Index Return	0.20%	At Maturity	12/31/25	763,617	-	3,422
BNP Paribas	BNP Paribas Buy Write Call Gold Daily Index	0.50%	Basket Return	At Maturity	12/31/25	4,338,271	-	119,538
BNP Paribas	BNP Paribas Dynamic Pre-Roll Alpha ex-Agriculture and Livestock Index	0.35%	Basket Return	At Maturity	12/31/25	15,644,523	-	23,466
BNP Paribas	BNP Paribas Equity Low Volatility Europe LS Index	1.50%	Basket Return	At Maturity	12/31/25	15,295,232	-	88,846
BNP Paribas	BNP Paribas GALAXY World Excess Return USD LS Index	0.08%	Basket Return	At Maturity	12/31/25	5,314,861	-	112,407
BNP Paribas	BNP Paribas GALAXY World Excess Return USD LS Index	0.00%	Basket Return	At Maturity	12/31/25	5,229,023	-	35,427
BNP Paribas	BNP Paribas PPP Long Term Value G10 USD Index	0.00%	Basket Return	At Maturity	12/31/25	15,158,316	-	(271,495)
BNP Paribas	BNP Paribas Volatility Index ER	0.35%	Basket Return	At Maturity	12/31/25	15,199,751	-	(215,249)
BNP Paribas	BNP USD Custom Equity Basket	3.70%	Basket Return	At Maturity	12/31/25	16,002,515	-	(446,828)
BNP Paribas	S&P 500 Equal Weighted Communication Services Sector	Index Return	0.00%	Monthly	12/31/25	578,690	-	3,942
BNP Paribas	S&P 500 Equal Weighted Consumer Discretionary Sector	Index Return	0.00%	Monthly	12/31/25	5,246,482	-	75,237
BNP Paribas	S&P 500 Equal Weighted Consumer Staples Sector	Index Return	0.00%	Monthly	12/31/25	1,448,260	-	741
BNP Paribas	S&P 500 Equal Weighted Energy Sector	Index Return	0.00%	Monthly	12/31/25	2,290,271	-	5,762
BNP Paribas	S&P 500 Equal Weighted Financials Sector	Index Return	0.00%	Monthly	12/31/25	8,274,251	-	1,301
BNP Paribas	S&P 500 Equal Weighted Health Care Sector	Index Return	0.00%	Monthly	12/31/25	3,011,699	-	12,217
BNP Paribas	S&P 500 Equal Weighted Industrials Total Return Index	Index Return	0.00%	Monthly	12/31/25	4,127,842	-	(64)
BNP Paribas	S&P 500 Equal Weighted Materials Sector	Index Return	0.00%	Monthly	12/31/25	1,205,542	-	21,361
BNP Paribas	S&P 500 Equal Weighted Total Return Index	Index Return	0.00%	Monthly	12/31/25	4,329,875	-	24,997
BNP Paribas	S&P 500 Equal Weighted Utilities Sector	Index Return	0.00%	Monthly	12/31/25	604,716	-	1,182
BNP Paribas	US AI Spending Index	Basket Return	3.70%	Monthly	12/31/25	2,334,778	-	258,636
Goldman Sachs & Co. LLC	Bloomberg Agriculture Subindex	Index Return	0.18%	At Maturity	12/31/25	209,607	-	(9,210)
Goldman Sachs & Co. LLC	Bloomberg Energy Subindex	Index Return	0.09%	At Maturity	12/31/25	483,209	-	(1,785)
Goldman Sachs & Co. LLC	Bloomberg Industrial Metals Subindex	0.10%	Index Return	At Maturity	12/31/25	621,679	-	17,896
Goldman Sachs & Co. LLC	Bloomberg Precious Metals Subindex	0.07%	Index Return	At Maturity	12/31/25	1,522,061	-	47,140
Goldman Sachs & Co. LLC	Goldman Sachs RP Equity World Long Short Series 112 Excess Return Strategy	0.00%	Basket Return - 0.60%	At Maturity	12/31/25	5,274,222	-	260
Goldman Sachs & Co. LLC	Goldman Sachs USD Custom Equity Basket	Daily SOFR + 0.90%	Basket Return	At Maturity	12/31/25	15,835,082	-	(131,989)
Goldman Sachs & Co. LLC	MSCI US REIT Index	Daily SOFR + 0.485%	Index Return	At Maturity	12/31/25	477,720	-	(11,335)
Goldman Sachs & Co. LLC	MSCI US REIT Index	Daily SOFR + 0.90%	Index Return	Monthly	12/31/25	2,802,787	-	(104,921)
Macquarie Bank Ltd.	Macquarie Bond Auction Congestion Basket Index	0.15%	Basket Return	At Maturity	12/31/25	15,460,406	-	(10,954)
Macquarie Bank Ltd.	Macquarie Intraday Momentum in WTI Crude	0.15%	Basket Return	At Maturity	12/31/25	10,372,654	-	18,265
Macquarie Bank Ltd.	Macquarie WTI Intraday Mean Reversion Index	0.15%	Index Return	At Maturity	12/31/25	19,921,335	-	(154,086)
Societe Generale	Dow Jones U.S. High Beta Total Return Index	Index Return	0.20%	Monthly	12/31/25	2,738,782	-	(72,356)
Societe Generale	Dow Jones U.S. High Momentum Total Return Index	0.20%	Index Return	Monthly	12/31/25	2,022,648	-	828
Societe Generale	Dow Jones U.S. Low Beta Total Return Index	0.20%	Index Return	Monthly	12/31/25	2,605,763	-	(116,535)
Societe Generale	Dow Jones U.S. Low Momentum Total Return Index	Index Return	0.20%	Monthly	12/31/25	1,945,692	-	47,592
Societe Generale	Dow Jones U.S. Relative Value Total Return Index	Index Return	0.20%	Monthly	12/31/25	798,699	-	4,370
Societe Generale	Dow Jones U.S. Short Relative Value Total Return Index	0.20%	Index Return	Monthly	12/31/25	796,230	-	(9,988)
Societe Generale	Dow Jones U.S. Thematic Long Quality Total Return Index	0.20%	Index Return	Monthly	12/31/25	5,280,891	-	(4,456)
Societe Generale	Dow Jones U.S. Thematic Long Size Total Return Index	Index Return	0.20%	Monthly	12/31/25	2,154,097	-	30,317
Societe Generale	Dow Jones U.S. Thematic Short Quality Total Return Index	Index Return	0.20%	Monthly	12/31/25	5,262,216	-	(6,771)
Societe Generale	Dow Jones U.S. Thematic Short Size Total Return Index	0.20%	Index Return	Monthly	12/31/25	2,149,871	-	(11,534)
Societe Generale	SGI Commodity Dynamic Alpha Index	0.30%	Basket Return	At Maturity	12/31/25	26,021,497	-	(107,479)
Societe Generale	SGI Equity US Intraday Trend 3 Index	0.30%	Basket Return	At Maturity	12/31/25	7,033,076	-	25,636
Societe Generale	SGI Rates Slope Trend Index	0.15%	Basket Return	At Maturity	12/31/25	15,604,111	-	(17,152)
Societe Generale	SGI US Strong Balance Sheet Beta Hedged Index	0.20%	Basket Return	At Maturity	12/31/25	10,445,514	-	(79,098)
Societe Generale	SGI Volume Premium US Total Return Index	0.20%	Basket Return	At Maturity	12/31/25	26,295,038	-	73,587
Goldman Sachs & Co. LLC	Alerian MLP Infrastructure Index	Daily SOFR + 0.90%	Index Return	At Maturity	1/2/26	16,247,191	-	(59,989)
Goldman Sachs & Co. LLC	Goldman Sachs Dispersion US Series 31 Excess Return Strategy	0.00%	Basket Return	At Maturity	1/2/26	27,448,196	-	404,001
Goldman Sachs & Co. LLC	Goldman Sachs USD Custom Equity Basket	5.08%	Basket Return	At Maturity	1/2/26	15,394,829	-	(285,044)
Goldman Sachs & Co. LLC	Goldman Sachs USD Custom Equity Basket	4.90%	Basket Return	At Maturity	1/2/26	7,060,262	-	137,824
Goldman Sachs & Co. LLC	Goldman Sachs USD Custom Equity Basket	Basket Return	4.10%	At Maturity	1/2/26	7,078,121	-	115,923
Goldman Sachs & Co. LLC	Russell 2000 Index	Index Return	Daily SOFR + 0.59%	Monthly	1/2/26	6,357,323	-	(72,558)
Goldman Sachs & Co. LLC	S&P 500 Total Return Index	Index Return	Daily SOFR + 0.50%	Monthly	1/2/26	9,718,643	-	(187,041)

Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

							Premium	Unrealized
				Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Reference Entity	Fund Pays	Fund Receives	Frequency	Date	Amount	(Received)	(Depreciation)
BNP Paribas	BNP Paribas Buy Write Call Gold Daily Index	0.50%	Basket Return	At Maturity	1/5/26	8,287,428	-	(29,090)
Goldman Sachs & Co. LLC	Goldman Sachs Commodity COT Strategy	0.00%	Basket Return	At Maturity	1/5/26	15,635,293	-	(91,133)
Goldman Sachs & Co. LLC	Goldman Sachs Commodity COT Timespread Strategy	0.00%	Basket Return	At Maturity	1/5/26	15,769,269	-	59,407
Goldman Sachs & Co. LLC	Goldman Sachs RP Equity World Long Short Series 109 Excess Return Strategy	0.00%	Basket Return - 0.60%	At Maturity	1/5/26	7,197,571	-	204,185
Goldman Sachs & Co. LLC	Goldman Sachs RP Equity World Long Short Series 110 Excess Return Strategy	0.00%	Basket Return - 0.60%	At Maturity	1/5/26	6,123,423	-	(253,433)
Goldman Sachs & Co. LLC	Goldman Sachs SAGE Commodity Pairs Strategy	0.00%	Basket Return	At Maturity	1/5/26	26,629,665	-	369,730
Goldman Sachs & Co. LLC	Goldman Sachs RP Equity World Long Short Series 112 Excess Return Strategy	0.00%	Basket Return - 0.60%	At Maturity	1/6/26	5,328,257	-	(18,867)
Goldman Sachs & Co. LLC	Goldman Sachs Tactical Factor Suite Value World Top Excess Return Strategy	0.40%	Basket Return	At Maturity	1/6/26	23,167,947	-	31,125
Goldman Sachs & Co. LLC	Surmodics, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	3/13/26	162,245	-	(8,061)
Goldman Sachs & Co. LLC	iShares iBoxx $ High Yield Corporate Bond ETF	Daily SOFR + 0.485%	Equity Return	Monthly	6/26/26	140,960	-	(1,111)
Goldman Sachs & Co. LLC	Surmodics, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	6/26/26	40,246	-	(2,000)
Goldman Sachs & Co. LLC	Surmodics, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	7/3/26	2,078	-	(103)
Goldman Sachs & Co. LLC	Surmodics, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	7/17/26	902	-	(45)
Goldman Sachs & Co. LLC	iShares iBoxx $ High Yield Corporate Bond ETF	Daily SOFR + 0.485%	Equity Return	Monthly	7/24/26	10,257,398	-	(41,174)
Goldman Sachs & Co. LLC	Surmodics, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	7/24/26	1,613	-	(80)
Goldman Sachs & Co. LLC	iShares iBoxx $ High Yield Corporate Bond ETF	Daily SOFR + 0.485%	Equity Return	Monthly	7/31/26	40,832	-	(164)
Goldman Sachs & Co. LLC	Surmodics, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	7/31/26	139,853	-	(6,948)
Goldman Sachs & Co. LLC	Surmodics, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	8/5/26	28	-	(1)
Goldman Sachs & Co. LLC	iShares MSCI EAFE Value ETF	Daily SOFR + 0.485%	Equity Return	Monthly	8/14/26	2,385,409	-	97,263
Goldman Sachs & Co. LLC	iShares MSCI Emerging Markets ETF	Daily SOFR + 0.485%	Equity Return	Monthly	8/14/26	1,583,366	-	49,511
Goldman Sachs & Co. LLC	HNI Corp.	Equity Return	Daily SOFR - 0.40%	Monthly	8/14/26	1,803,417	-	198,633
Goldman Sachs & Co. LLC	Surmodics, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	8/14/26	2,461	-	(122)
Goldman Sachs & Co. LLC	Surmodics, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	8/18/26	1,039	-	(52)
Goldman Sachs & Co. LLC	HNI Corp.	Equity Return	Daily SOFR - 0.40%	Monthly	9/9/26	12,296	-	1,354
Goldman Sachs & Co. LLC	Surmodics, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	9/9/26	10,609	-	(527)
Goldman Sachs & Co. LLC	iShares iBoxx $ High Yield Corporate Bond ETF	Daily SOFR + 0.485%	Equity Return	Monthly	9/18/26	10,660,726	-	(42,793)
Goldman Sachs & Co. LLC	HNI Corp.	Equity Return	Daily SOFR - 0.40%	Monthly	9/19/26	3,662	-	403
Goldman Sachs & Co. LLC	Surmodics, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	9/19/26	984	-	(49)
Goldman Sachs & Co. LLC	Compass, Inc. - Class A	Equity Return	Daily SOFR - 0.40%	Monthly	10/2/26	809,169	-	(5,224)
Goldman Sachs & Co. LLC	Compass, Inc. - Class A	Equity Return	Daily SOFR - 0.40%	Monthly	10/7/26	7,278	-	(33)
Goldman Sachs & Co. LLC	Consumer Discretionary Select Sector SPDR Fund	Daily SOFR + 0.485%	Equity Return	Monthly	10/7/26	1,460,203	-	9,289
Goldman Sachs & Co. LLC	Invesco QQQ Trust	Daily SOFR + 0.485%	Equity Return	Monthly	10/7/26	1,528,400	-	24,527
Goldman Sachs & Co. LLC	SPDR S&P 500 ETF Trust	Daily SOFR + 0.485%	Equity Return	Monthly	10/7/26	2,986,368	-	11,886
Goldman Sachs & Co. LLC	Surmodics, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	10/7/26	2,105	-	(105)
Goldman Sachs & Co. LLC	Fifth Third Bancorp	Equity Return	Daily SOFR - 0.40%	Monthly	10/16/26	4,350,666	-	126,765
Goldman Sachs & Co. LLC	Compass, Inc. - Class A	Equity Return	Daily SOFR - 0.40%	Monthly	10/17/26	12,853	-	(598)
Goldman Sachs & Co. LLC	Surmodics, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	10/17/26	3,642	-	(115)
Goldman Sachs & Co. LLC	Fifth Third Bancorp	Equity Return	Daily SOFR - 0.40%	Monthly	10/21/26	80,138	-	77
Goldman Sachs & Co. LLC	Surmodics, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	10/22/26	685	-	(17)
Goldman Sachs & Co. LLC	Compass, Inc. - Class A	Equity Return	Daily SOFR - 0.40%	Monthly	10/23/26	2,339	-	(44)
Goldman Sachs & Co. LLC	Fifth Third Bancorp	Equity Return	Daily SOFR - 0.40%	Monthly	10/23/26	12,159	-	71
Goldman Sachs & Co. LLC	Surmodics, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	10/23/26	1,398	-	(43)
Goldman Sachs & Co. LLC	Compass, Inc. - Class A	Equity Return	Daily SOFR - 0.40%	Monthly	10/27/26	465	-	17
Goldman Sachs & Co. LLC	Fifth Third Bancorp	Equity Return	Daily SOFR - 0.40%	Monthly	10/27/26	2,235	-	57
Goldman Sachs & Co. LLC	Surmodics, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	10/27/26	247	-	1
Goldman Sachs & Co. LLC	Compass, Inc. - Class A	Equity Return	Daily SOFR - 0.40%	Monthly	10/28/26	3,400	-	120
Goldman Sachs & Co. LLC	Fifth Third Bancorp	Equity Return	Daily SOFR - 0.40%	Monthly	10/28/26	16,314	-	294
Goldman Sachs & Co. LLC	Surmodics, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	10/28/26	1,865	-	7
Goldman Sachs & Co. LLC	Compass, Inc. - Class A	Equity Return	Daily SOFR - 0.40%	Monthly	10/31/26	788	-	(30)
Goldman Sachs & Co. LLC	Fifth Third Bancorp	Equity Return	Daily SOFR - 0.40%	Monthly	10/31/26	4,305	-	51
Goldman Sachs & Co. LLC	Surmodics, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	10/31/26	494	-	6
TOTAL EQUITY SWAP CONTRACTS								$(1,134,410)

[1]	This investment is a holding of Manteio Cayman Multialternative Strategy Fund, Ltd.
[2]	The index constituents are available on the Fund's website.

SOFR – Secured Overnight Financing Rate

See accompanying Notes to Consolidated Financial Statements.

Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

FUTURES CONTRACTS

				Value/Unrealized
	Expiration	Number of	Notional	Appreciation
Long Contracts	Date	Contracts	Value	(Depreciation)
Commodity Futures
CBOT Corn[1]	March 2026	110	$2,442,000	$2,725
CBOT Soybean[1]	January 2026	6	334,575	9,280
CBOT Wheat[1]	March 2026	76	2,084,300	28,575
CME Lean Hogs[1]	February 2026	25	825,250	(372)
CME Live Cattle[1]	February 2026	21	1,912,470	4,851
CMX Copper[1]	March 2026	23	2,965,275	(43,626)
CMX Gold[1]	February 2026	25	10,073,750	(16,489)
CMX Silver[1]	March 2026	13	3,168,880	26,454
ECX Emissions[1]	November 2025	36	3,254,357	2,499
ICE Brent Crude Oil[1]	March 2026	49	3,129,140	8,223
ICE Low Sulphur Gas[1]	November 2025	6	431,100	37,355
LME Lead[1]	November 2025	38	1,900,741	8,042
LME Lead[1]	January 2026	18	906,903	830
LME Primary Aluminum[1]	November 2025	139	10,002,892	681,845
LME Primary Aluminum[1]	January 2026	63	4,546,112	342,761
LME Primary Nickel[1]	November 2025	46	4,157,156	(21,243)
LME Primary Nickel[1]	January 2026	25	2,280,816	(16,750)
LME Zinc[1]	November 2025	57	4,453,097	306,538
LME Zinc[1]	January 2026	30	2,300,183	102,737
NYBOT Cocoa[1]	December 2025	5	307,550	(24,608)
NYBOT Coffee 'C'[1]	March 2026	12	1,675,125	10,648
NYBOT Cotton #2[1]	March 2026	21	700,665	(409)
NYMEX NY Harbor ULSD[1]	December 2025	4	402,965	5,907
NYMEX RBOB Gasoline[1]	December 2025	5	399,168	7,941

Currency Futures
CME Australian Dollar	December 2025	29	1,898,340	(2,994)
CME Euro	December 2025	1	144,400	(540)

Index Futures
CBOE Volatility Index	November 2025	31	593,055	(45,968)
CME E-Mini S&P 500	December 2025	1	343,700	(2,690)
E-Mini Consumer Discretionary	December 2025	6	1,461,360	14,225
E-Mini S&P Commercial Services Select Sector	December 2025	9	1,355,850	(7,401)
E-Mini Technology Select Sector	December 2025	4	1,217,600	45,660
E-Mini Utilities Select Sector	December 2025	22	1,984,400	(29,916)
EURO Stoxx 50 (DIV)	December 2025	118	2,244,122	(4,098)
EURO Stoxx 50 (DIV)	December 2026	1327	24,808,599	701,734
EUX Euro STOXX 50	December 2025	12	784,094	(5,686)
Hang Seng Index	November 2025	5	833,494	(9,277)
ICF FTSE 100 Index	December 2025	5	640,165	32,309
Nikkei Stock Index	December 2025	1	340,471	58,590

Interest Rate Futures
CBOT 10-Year U.S. Treasury Note	December 2025	110	12,393,906	(3,813)
CBOT 2-Year U.S. Treasury Note	December 2025	202	42,064,922	(33,326)
MSE Canadian 10 Year Bond	December 2025	351	30,720,633	(164,657)
SGX 10-Year Mini JGB	December 2025	302	26,651,093	55,227
		3,389	$215,134,674	$2,061,093

Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

				Value/Unrealized
	Expiration	Number of	Notional	Appreciation
Short Contracts	Date	Contracts	Value	(Depreciation)
Commodity Futures
CBOT Corn[1]	December 2025	(98)	$(2,114,350)	$(3,672)
CBOT Wheat[1]	December 2025	(102)	(2,723,400)	(64,971)
CME Lean Hogs[1]	December 2025	(25)	(812,750)	(2,412)
CME Live Cattle[1]	December 2025	(21)	(1,929,270)	(4,219)
CMX Copper[1]	December 2025	(27)	(3,435,075)	45,813
CMX Gold[1]	December 2025	(24)	(9,591,600)	17,924
CMX Silver[1]	December 2025	(12)	(2,889,600)	(17,128)
ICE Brent Crude Oil[1]	January 2026	(54)	(3,497,580)	(21,977)
LME Lead[1]	November 2025	(46)	(2,300,897)	(12,637)
LME Lead[1]	January 2026	(18)	(906,903)	63
LME Primary Aluminum[1]	November 2025	(133)	(9,571,112)	(781,475)
LME Primary Aluminum[1]	January 2026	(63)	(4,546,112)	(193,685)
LME Primary Nickel[1]	November 2025	(51)	(4,609,021)	37,755
LME Primary Nickel[1]	January 2026	(25)	(2,280,816)	27,126
LME Zinc[1]	November 2025	(63)	(4,921,843)	(399,907)
LME Zinc[1]	January 2026	(30)	(2,300,183)	(38,701)
NYBOT Coffee 'C'[1]	December 2025	(10)	(1,470,188)	(6,502)
NYBOT Cotton #2[1]	December 2025	(31)	(1,015,870)	(4,724)
NYBOT Sugar #11[1]	March 2026	(17)	(274,747)	35,758
NYMEX Natural Gas[1]	December 2025	(11)	(453,640)	(15,193)
NYMEX WTI Crude Oil[1]	December 2025	(7)	(426,860)	(27,821)

Currency Futures
CME British Pound	December 2025	(5)	(410,625)	844
CME Canadian Dollar	December 2025	(54)	(3,861,810)	27,054
CME Japanese Yen	December 2025	(17)	(1,384,756)	71,870

Index Futures
E-Mini Consumer Staples Select Sector	December 2025	(20)	(1,546,000)	63,359
E-Mini Energy Select Sector	December 2025	(15)	(1,389,150)	15,002
E-Mini Financial Select Sector	December 2025	(15)	(2,430,862)	10,262
E-Mini Health Care Select Sector	December 2025	(4)	(585,000)	5,832
E-Mini Industrial Select Sector	December 2025	(2)	(313,780)	(645)

Interest Rate Futures
EUX Euro-Bund	December 2025	(195)	(29,081,432)	(138,873)
ICF Long Gilt	December 2025	(229)	(28,164,388)	(25,301)
SFE Australian 10-Year Bond	December 2025	(126)	(9,366,119)	(10,927)
		(1,550)	$(140,605,739)	$(1,412,108)

TOTAL FUTURES CONTRACTS			$74,528,935	$648,985

[1]	This investment is a holding of Manteio Cayman Multialternative Strategy Fund, Ltd.

See accompanying Consolidated Notes to Financial Statements.

Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value At		Unrealized
		Currency	Settlement	Amount	Settlement	Value At	Appreciation
Purchase Contracts	Counterparty	Exchange	Date	Purchased	Date	October 31, 2025	(Depreciation)
Turkish Lira	Goldman Sachs	TRY per USD	11/19/2025	28,113,287	$654,335	$658,298	$3,963
Australian Dollar	Goldman Sachs	AUD per USD	11/20/2025	2,576,783	1,675,622	1,686,369	10,747
British Pound	Goldman Sachs	GBP per USD	11/20/2025	3,040,840	4,068,485	3,994,938	(73,547)
Czech Koruna	Goldman Sachs	CZK per USD	11/20/2025	13,640,767	654,590	646,421	(8,169)
Euro Currency	Goldman Sachs	EUR per USD	11/20/2025	3,780,247	4,412,650	4,362,159	(50,491)
Hungarian Forint	Goldman Sachs	HUF per USD	11/20/2025	219,052,562	653,702	650,219	(3,483)
Mexican Peso	Goldman Sachs	MXN per USD	11/20/2025	12,072,246	653,684	648,435	(5,249)
Norwegian Krone	Goldman Sachs	NOK per USD	11/20/2025	6,458,952	643,873	637,648	(6,225)
Polish Zloty	Goldman Sachs	PLN per USD	11/20/2025	2,393,443	658,130	648,002	(10,128)
Singapore Dollar	Goldman Sachs	SGD per USD	11/20/2025	847,842	655,662	652,393	(3,269)
South African Rand	Goldman Sachs	ZAR per USD	11/20/2025	11,384,233	656,154	655,724	(430)
Brazilian Real	Goldman Sachs	BRL per USD	11/21/2025	3,593,932	659,998	664,425	4,427
					16,046,885	15,905,031	(141,854)

				Currency	Value At		Unrealized
		Currency	Settlement	Amount	Settlement	Value At	Appreciation
Sale Contracts	Counterparty	Exchange	Date	Sold	Date	October 31, 2025	(Depreciation)
Canadian Dollar	Goldman Sachs	CAD per USD	11/19/2025	(6,088,013)	(4,347,140)	(4,344,834)	2,306
Japanese Yen	Goldman Sachs	JPY per USD	11/20/2025	(129,079,048)	(854,168)	(839,279)	14,889
New Zealand Dollar	Goldman Sachs	NZD per USD	11/20/2025	(1,868,243)	(1,072,642)	(1,069,993)	2,649
Polish Zloty	Goldman Sachs	PLN per USD	11/20/2025	(5,855)	(1,600)	(1,585)	15
Swedish Krona	Goldman Sachs	SEK per USD	11/20/2025	(18,266,500)	(1,941,465)	(1,925,033)	16,432
Swiss Franc	Goldman Sachs	CHF per USD	11/20/2025	(4,238,803)	(5,342,158)	(5,279,463)	62,695
					(13,559,173)	(13,460,187)	98,986
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$2,487,712	$2,444,844	$(42,868)

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CZK - Czech Koruna

EUR – Euro

GBP – British Pound

HUF - Hungarian Forint

JPY – Japanese Yen

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN - Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

TRY - Turkish Lira

ZAR – South African Rand

See accompanying Consolidated Notes to Financial Statements.

Mast Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

As of October 31, 2025

	Mast	Mast
	Managed Futures	Multialternative
	Strategy Fund	Strategy Fund
Assets:
Investments, at value (cost $28,213,776 and $182,795,061, respectively)	$28,228,031	$187,070,443
Purchased options contracts, at value (cost $0 and $246,782, respectively)	-	14,037
Foreign currency, at value (cost $0 and $352,003, respectively)	-	349,207
Cash	-	13,650,000
Cash deposited with brokers for options contracts	-	916,689
Cash deposited with brokers for futures contracts	3,711,068	9,486,826
Unrealized appreciation on futures contracts	1,528,805	648,985
Receivables:
Unrealized appreciation on open swap contracts	-	2,896,900
Unrealized appreciation on forward foreign currency exchange contracts	-	118,123
Fund shares sold	155,011	426,200
Dividends and interest	59,295	202,001
Reclaims receivable	-	43,485
Due from Advisor	3,327	-
Prepaid expenses	44,234	37,702
Total assets	33,729,771	215,860,598

Liabilities:
Foreign currency due to broker, at value (proceeds $(1,305) and $435,905, respectively)	2,787	435,258
Payables:
Investment securities purchased	-	119,903
Fund shares redeemed	27,859	11,295
Unrealized depreciation on forward foreign currency exchange contracts	-	160,991
Unrealized depreciation on open swap contracts	-	4,031,310
Advisory fees	-	144,479
Distribution fees (Note 6)	264	334
Fund services fees	35,172	45,557
Sub-transfer agent fees	20,228	12,600
Auditing fees	30,000	30,000
Shareholder reporting fees	13,992	7,573
Chief Compliance Officer fees	2,752	1,830
Trustees' deferred compensation (Note 3)	3,725	3,846
Trustees' fees and expenses	381	2,239
Legal fees	3,270	2,025
Accrued other expenses	5,383	3,862
Total liabilities	145,813	5,013,102
Commitments and contingencies (Note 3)
Net Assets	33,583,958	$210,847,496

Components of Net Assets:
Paid-in capital (no par value with an unlimited number of shares authorized)	$78,366,316	$230,734,284
Total distributable earnings (accumulated deficit)	(44,782,358)	(19,886,788)
Net Assets	33,583,958	210,847,496

See accompanying Notes to Consolidated Financial Statements.

Mast Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2025

	Mast		Mast
	Managed Futures		Multialternative
	Strategy Fund		Strategy Fund
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$989,382		$1,591,296
Shares of beneficial interest issued and outstanding	129,494		188,768
Redemption price per share[1]	$7.64		$8.43
Maximum sales charge (5.25% and 5.25%, respectively, of offering price)	0.42		0.47
Maximum offering price per share	$8.06		$8.90

Class C Shares:
Net assets applicable to shares outstanding	$8,133		$-
Shares of beneficial interest issued and outstanding	1,142		-
Offering and redemption price per share	$7.12	[2]	$-

Class I Shares:
Net assets applicable to shares outstanding	$32,586,443		$209,256,200
Shares of beneficial interest issued and outstanding	4,230,360		25,935,746
Offering and redemption price per share	$7.70		$8.07

[1]	Purchases of Class A shares of $1 million or more may be subject to a 1.00% deferred sales charge on redemptions within 12 months of purchase.
[2]	Purchases of Class C shares are subject to a 1.00% deferred sales charge on redemptions within 12 months of purchase.

See accompanying Notes to Consolidated Financial Statements.

Mast Funds

CONSOLIDATED STATEMENTS OF OPERATIONS

For the Year Ended October 31, 2025

	Mast	Mast
	Managed Futures	Multialternative
	Strategy Fund	Strategy Fund
Investment income:
Dividends (net of foreign withholding taxes of $0 and $2,866, respectively)	$-	$354,427
Interest	5,077,276	4,959,466
Securities lending	-	49
Total investment income	5,077,276	5,313,942

Expenses:
Advisory fees	1,363,656	2,197,224
Distribution fees (Note 6)	5,849	4,372
Fund services fees	188,574	214,758
Sub-transfer agent fees	263,520	91,070
Registration fees	59,448	40,976
Shareholder reporting fees	51,768	24,631
Auditing fees	34,332	39,285
Chief Compliance Officer fees	10,903	9,574
Trustees' fees and expenses	56,757	59,679
Legal fees	22,455	21,214
Miscellaneous	18,723	20,735
Insurance fees	3,605	5,232
Total expenses	2,079,590	2,728,750
Advisory fees waived	(353,530)	(894,616)
Fees paid indirectly (Note 3)	(13,358)	(30,972)
Net expenses	1,712,702	1,803,162
Net investment income (loss)	3,364,574	3,510,780

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	33,103	5,973,263
Purchased options contracts	-	4,555,738
Written options contracts	-	(2,994,846)
Swap contracts	(2,674,940)	(6,934,300)
Futures contracts	(10,069,569)	(2,075,561)
Forward foreign currency contracts	-	(96,306)
Foreign currency transactions	(818,309)	(583,218)
Total realized gain (loss)	(13,529,715)	(2,155,230)
Net change in unrealized appreciation (depreciation) on:
Investments	(142,897)	3,391,188
Purchased options contracts	-	(232,745)
Written options contracts	-	89,711
Swap contracts	527,712	(1,794,164)
Futures contracts	1,069,255	(234,074)
Forward foreign currency contracts	-	(50,583)
Foreign currency translations	(47,255)	8,707
Net change in unrealized appreciation (depreciation)	1,406,815	1,178,040
Net increase from payments by non-affiliate (Note 3)	-	394,857
Net realized and unrealized gain (loss)	(12,122,900)	(582,333)

Net Increase (Decrease) in Net Assets from Operations	$(8,758,326)	$2,928,447

See accompanying Notes to Consolidated Financial Statements.

Mast Managed Futures Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2025	October 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$3,364,574	$7,555,473
Total realized gain (loss) on investments, Swap contracts - realized, futures contracts and foreign currency transactions	(13,529,715)	(20,603,735)
Net change in unrealized appreciation (depreciation) on investments, Swap contracts - unrealized, futures contracts and foreign currency translations	1,406,815	(7,453,144)
Net increase (decrease) in net assets resulting from operations	(8,758,326)	(20,501,406)

Distributions to Shareholders:
Distributions:
Class A	(45,722)	(22,549)
Class C	(285)	-
Class I	(5,902,863)	(1,016,487)
Total distributions to shareholders	(5,948,870)	(1,039,036)

Capital Transactions:
Net proceeds from shares sold:
Class A	353,529	3,263,962
Class C	-	166,209
Class I	60,935,702	75,145,730
Reinvestment of distributions:
Class A	43,467	21,585
Class C	285	-
Class I	5,554,953	958,671
Cost of shares redeemed:
Class A	(7,382,927)	(3,679,368)
Class C	(8,777)	(211,246)
Class I	(212,757,485)	(109,906,892)
Net increase (decrease) in net assets from capital transactions	(153,261,253)	(34,241,349)

Total increase (decrease) in net assets	(167,968,449)	(55,781,791)

Net Assets:
Beginning of period	201,552,407	257,334,198
End of period	$33,583,958	$201,552,407

Capital Share Transactions:
Shares sold:
Class A	43,260	361,790
Class C	-	19,835
Class I	7,619,774	8,213,885
Shares reinvested:
Class A	5,245	2,375
Class C	37	-
Class I	662,050	103,640
Shares redeemed:
Class A	(877,616)	(405,542)
Class C	(1,255)	(25,280)
Class I	(26,437,290)	(11,944,714)
Net increase (decrease) in capital share transactions	(18,985,795)	(3,674,011)

See accompanying Notes to Consolidated Financial Statements.

Mast Multialternative Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2025	October 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$3,510,780	$12,393,917
Total realized gain (loss) on investments, purchased options contracts, securities sold short, written options contracts, Swap contracts - realized, futures contracts, Forward foreign currency contracts - realized and foreign currency transactions	(2,155,230)	(4,670,264)
Net change in unrealized appreciation (depreciation) on investments, purchased options contracts, written options contracts, Swap contracts - unrealized, futures contracts, Forward foreign currency contracts - unrealized and foreign currency translations	1,178,040	(502,503)
Net increase from payments by (non-affiliate/affiliate, respectively) (Note 3)	394,857	1,091,024
Net increase (decrease) in net assets resulting from operations	2,928,447	8,312,174

Distributions to Shareholders:
Distributions:
Class A	(122,446)	(1,903,226)
Class I	(26,067,924)	(9,486,775)
Total distributions to shareholders	(26,190,370)	(11,390,041)

Capital Transactions:
Net proceeds from shares sold:
Class A	226,276	690,988
Class I	41,740,107	45,260,714
Reinvestment of distributions:
Class A	118,793	1,891,730
Class I	26,067,905	9,486,775
Cost of shares redeemed:
Class A	(826,411)	(71,941,800)
Class I	(65,927,403)	(146,260,685)
Net increase (decrease) in net assets from capital transactions	1,399,267	(160,872,278)

Total increase (decrease) in net assets	(21,862,656)	(163,950,145)

Net Assets:
Beginning of period	232,710,152	396,660,297
End of period	$210,847,496	$232,710,152

Capital Share Transactions:
Shares sold:
Class A	26,530	76,553
Class I	5,072,410	4,940,512
Shares reinvested:
Class A	14,009	211,840
Class I	3,213,899	1,045,951
Shares redeemed:
Class A	(95,117)	(7,831,434)
Class I	(7,762,901)	(16,106,968)
Net increase (decrease) in capital share transactions	468,830	(17,663,546)

See accompanying Notes to Consolidated Financial Statements.

Mast Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2025	2024[1]	2023[2]	2022[2]	2021[2]
Net asset value, beginning of period	$8.48	$9.35	$12.11	$10.88	$9.14
Income from Investment Operations:
Net investment income (loss) [3]	0.19	0.31	0.24	(0.08)	(0.16)
Net realized and unrealized gain (loss)	(0.80)	(1.16)	(1.16)	2.14	1.90
Total from investment operations	(0.61)	(0.85)	(0.92)	2.06	1.74

Less Distributions:
From net investment income	(0.23)	(0.02)	(0.42)	(0.83)	-
From net realized gain	-	-	(1.42)	-	-
Total distributions	(0.23)	(0.02)	(1.84)	(0.83)	-
Net asset value, end of period	$7.64	$8.48	$9.35	$12.11	$10.88

Total return[4]	(7.33)%	(9.06)%	(8.15)%	20.83%	19.04%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$989	$8,125	$9,350	$27,406	$15,682

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.83%	1.68%	1.57%	1.55%	1.57%
After fees waived and expenses absorbed	1.55%	1.55%	1.55%	1.55%	1.55%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.04%	3.28%	2.43%	(0.68)%	(1.55)%
After fees waived and expenses absorbed	2.32%	3.41%	2.45%	(0.68)%	(1.53)%

Portfolio turnover rate[5]	0%	0%	0%	0%	0%

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Pricewaterhouse Coopers, LLP.
[3]	Based on average shares outstanding for the period.
[4]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[5]	Calculated at the Fund level.

See accompanying Notes to Consolidated Financial Statements.

Mast Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2025	2024[1]	2023[2]	2022[2]	2021[2]
Net asset value, beginning of period	$7.86	$8.71	$11.39	$10.28	$8.70
Income from Investment Operations:
Net investment income (loss)[3]	0.12	0.23	0.17	(0.16)	(0.22)
Net realized and unrealized gain (loss)	(0.74)	(1.08)	(1.10)	2.02	1.80
Total from investment operations	(0.62)	(0.85)	(0.93)	1.86	1.58

Less Distributions:
From net investment income	(0.12)	-	(0.33)	(0.75)	-
From net realized gain	-	-	(1.42)	-	-
Total distributions	(0.12)	-	(1.75)	(0.75)	-
Net asset value, end of period	$7.12	$7.86	$8.71	$11.39	$10.28

Total return[4]	(7.98)%	(9.76)%	(8.80)%	19.83%	18.16%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8	$19	$68	$750	$820

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.58%	2.43%	2.32%	2.30%	2.32%
After fees waived and expenses absorbed	2.30%	2.30%	2.30%	2.30%	2.30%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.29%	2.56%	1.79%	(1.52)%	(2.30)%
After fees waived and expenses absorbed	1.57%	2.69%	1.81%	(1.52)%	(2.28)%

Portfolio turnover rate[5]	0%	0%	0%	0%	0%

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Pricewaterhouse Coopers, LLP.
[3]	Based on average shares outstanding for the period.
[4]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[5]	Calculated at the Fund level.

See accompanying Notes to Consolidated Financial Statements.

Mast Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2025	2024[1]	2023[2]	2022[2]	2021[2]
Net asset value, beginning of period	$8.64	$9.53	$12.31	$11.05	$9.26
Income from Investment Operations:
Net investment income (loss)[3]	0.21	0.34	0.28	(0.06)	(0.13)
Net realized and unrealized gain (loss)	(0.80)	(1.18)	(1.19)	2.18	1.92
Total from investment operations	(0.59)	(0.84)	(0.91)	2.12	1.79

Less Distributions:
From net investment income	(0.35)	(0.05)	(0.45)	(0.86)	-
From net realized gain	-	-	(1.42)	-	-
Total distributions	(0.35)	(0.05)	(1.87)	(0.86)	-
Net asset value, end of period	$7.70	$8.64	$9.53	$12.31	$11.05

Total return[4]	(7.06)%	(8.87)%	(7.92)%	21.09%	19.33%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$32,586	$193,409	$247,916	$434,818	$382,293

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.58%	1.43%	1.32%	1.30%	1.32%
After fees waived and expenses absorbed	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.29%	3.53%	2.74%	(0.52)%	(1.30)%
After fees waived and expenses absorbed	2.57%	3.66%	2.76%	(0.52)%	(1.28)%

Portfolio turnover rate[5]	0%	0%	0%	0%	0%

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Pricewaterhouse Coopers, LLP.
[3]	Based on average shares outstanding for the period.
[4]	Return is based on net asset value per share and adjusted for reinvestment of distributions.
[5]	Calculated at the Fund level.

See accompanying Notes to Consolidated Financial Statements.

Mast Multialternative Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2025	2024[1]	2023[2]	2022[2]	2021[2]
Net asset value, beginning of period	$8.91	$9.03 [3]	$9.16 [3]	$9.43 [3]	$9.39 [3]
Income from Investment Operations:
Net investment income (loss) [4]	0.12	0.27	0.25	0.04	(0.04)
Net realized and unrealized gain (loss)	(0.05)	(0.17)	(0.15)	0.49	1.24
Net increase from payments by (non-affiliate/affiliate, respectively)(Note 3)	0.02 [5]	0.02	-	-	-
Total from investment operations	0.09	0.12	0.10	0.53	1.20

Less Distributions:
From net investment income	(0.57)	(0.12)	(0.12)	(0.80)	(1.16)
From net realized gain	-	(0.12)	(0.11)	-	-
Total distributions	(0.57)	(0.24)	(0.23)	(0.80)	(1.16)
Net asset value, end of period	$8.43	$8.91	$9.03 [3]	$9.16 [3]	$9.43 [3]

Total return[6]	0.98%[5]	1.38%[7]	1.15%	5.94%	13.64%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,591	$2,169	$70,290	$8,267	$5,763

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.54%	1.50%	1.48%	1.68%	2.51%
After fees waived and expenses absorbed	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.98%	2.58%	2.41%	(0.11)%	(1.83)%
After fees waived and expenses absorbed	1.42%	2.98%	2.79%	0.47%	(0.42)%

Portfolio turnover rate[8]	458%	214%	375%	482%	532%

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Pricewaterhouse Coopers, LLP.
[3]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.
[4]	Based on average shares outstanding for the period.
[5]	Non-affiliate reimbursed the Fund $394,857 for errors during processing. If payment from non-affiliate was not made, total return would have been 0.74% for Class A.
[6]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[7]	During the year ended October 31, 2024, the Advisor reimbursed the Fund for a trading error in the amount of $1,091,024. If payment from Advisor was not made, total return would have been (4.42)% for Class A.
[8]	Calculated at the Fund level.

See accompanying Notes to Consolidated Financial Statements.

Mast Multialternative Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2025	2024[1]	2023[2]	2022[2]	2021[2]
Net asset value, beginning of period	$9.07	$9.19 [3]	$9.32	$9.58 [3]	$9.53 [3]
Income from Investment Operations:
Net investment income (loss)[4]	0.14	0.30	0.28	0.10	(0.02)
Net realized and unrealized gain (loss)	(0.05)	(0.19)	(0.15)	0.46	1.25
Net increase from payments by (non-affiliate/affiliate, respectively)(Note 3)	0.02 [5]	0.03	-	-	-
Total from investment operations	0.11	0.14	0.13	0.56	1.23

Less Distributions:
From net investment income	(1.11)	(0.14)	(0.15)	(0.82)	(1.18)
From net realized gain	-	(0.12)	(0.11)	-	-
Total distributions	(1.11)	(0.26)	(0.26)	(0.82)	(1.18)
Net asset value, end of period	$8.07	$9.07	$9.19 [3]	$9.32	$9.58 [3]

Total return[6]	1.24%[5]	1.62%[7]	1.39%	6.25%	13.87%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$209,256	$230,541	$326,370	$262,187	$18,749

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.29%	1.25%	1.23%	1.43%	2.26%
After fees waived and expenses absorbed	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.23%	2.84%	2.68%	0.55%	(1.57)%
After fees waived and expenses absorbed	1.66%	3.24%	3.06%	1.13%	(0.16)%

Portfolio turnover rate[8]	458%	214%	375%	482%	532%

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Pricewaterhouse Coopers, LLP.
[3]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.
[4]	Based on average shares outstanding for the period.
[5]	Non-affiliate reimbursed the Fund $394,857 for errors during processing. If payment from non-affiliate was not made, total return would have been 0.99% for Class I.
[6]	Return is based on net asset value per share and adjusted for reinvestment of distributions.
[7]	During the year ended October 31, 2024, the Advisor reimbursed the Fund for a trading error in the amount of $1,091,024. If payment from Advisor was not made, total return would have been 1.17% for Class I.
[8]	Calculated at the Fund level.

See accompanying Notes to Consolidated Financial Statements.

Mast Funds

Notes to Consolidated Financial Statements

October 31, 2025

Note 1 – Organization

Mast Managed Futures Strategy Fund (the “Managed Futures Strategy Fund”) and Mast Multialternative Strategy Fund (the "Multialternative Strategy Fund") (each a “Fund” and collectively the “Funds”) are organized as a non-diversified series of Investment Managers Series Trust III (the "Trust"), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Manteio Scalable Technologies LLC (the “Advisor”) serves as the investment advisor to the Funds and is a registered commodity pool operator with respect to the Funds.

The Managed Futures Strategy Fund’s investment objective is to seek absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund currently has three classes of shares: Class A Shares, Class C Shares, and Class I Shares.

The Multialternative Strategy Fund’s investment objective is to seek positive absolute returns. The Fund currently has two classes of shares: Class A Shares and Class I Shares.

On November 22, 2024, the Managed Futures Strategy Fund acquired the assets and assumed the liabilities of the Credit Suisse Managed Futures Strategy Fund, a series of Credit Suisse Opportunity Funds (the “Managed Futures Predecessor Fund”), which offered three classes of shares, Class A shares, Class C shares and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The Agreement and Plan of Reorganization was approved by the Trust’s Board on August 14, 2025. The Managed Future Predecessor Fund’s Board approved the Agreement and Plan of Reorganization on August 15, 2025. As a result of the reorganization, the Managed Futures Strategy Fund assumed the performance and accounting history of the Managed Futures Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Managed Futures Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Managed Futures Predecessor Fund received the same aggregate share net asset value in the corresponding classes of the Managed Futures Strategy Fund as noted below:

	Shares Issued	Net Assets
Class A Shares	976,395	8,324,703
Class C Shares	2,360	18,644
Class I Shares	20,381,321	177,156,432

The net unrealized depreciation of investments transferred was $820,601 as of the date of acquisition.

On November 22, 2024, the Multialternative Strategy Fund acquired the assets and assumed the liabilities of the Credit Suisse Multialternative Strategy Fund, a series of Credit Suisse Opportunity Funds (the “Multialternative Predecessor Fund”), which offered two classes of shares, Class A shares and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The Agreement and Plan of Reorganization was approved by the Trust’s Board on August 14, 2025. The Multialternative Predecessor Fund’s Board approved the Agreement and Plan of Reorganization on August 15, 2025. As a result of the reorganization, the Multialternative Strategy Fund assumed the performance and accounting history of the Multialternative Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Multialternative Predecessor Fund.

Mast Funds

Notes to Consolidated Financial Statements - Continued

October 31, 2025

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Multialternative Predecessor Fund received the same aggregate share net asset value in the corresponding classes of the Multialternative Strategy Fund as noted below:

	Shares Issued	Net Assets
Class A Shares	226,731	2,051,228
Class I Shares	24,288,704	223,720,052

The net unrealized appreciation of investments transferred was $3,350,132 as of the date of acquisition.

On December 30, 2025, the Trust’s Board approved, based on the recommendation of the Advisor, to change the name of the Manteio Managed Futures Strategy Fund to the Mast Managed Futures Strategy Fund and the Manteio Multialternative Strategy Fund to the Mast Multialaternative Strategy Fund, respectively.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services — Investment Companies".

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Consolidated Statements of Operations and the Consolidated Financial Highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to Consolidated Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Funds’ Advisor is deemed to be the Chief Operating Decision Maker with respect to the Funds’ investment decisions.

(a) Consolidation of Subsidiary

Each Fund may invest up to 25% of its total assets in the shares of its respective wholly-owned and controlled subsidiary, Manteio Cayman Managed Futures Strategy Fund, Ltd. and Manteio Cayman Multialternative Strategy Fund, Ltd. (each, a “Subsidiary”). Each Subsidiary is an exempted company incorporated with limited liability under the laws of the Cayman Islands and is overseen by its own board of directors. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of each Fund include the accounts of its respective Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for each Fund. Each Subsidiary is advised by the Advisor, and has the same investment objective as the corresponding Fund. Each Subsidiary invests primarily in commodity-linked derivative instruments, including swaps, commodity options, futures and options on futures. As of October 31, 2025, total assets of the Managed Futures Strategy Fund were $33,729,771 of which $6,628,792, or approximately 19.7%, represented the Fund’s ownership of the shares of the Fund’s Subsidiary. As of October 31, 2025, total assets of the Multialternative Strategy Fund were $215,860,598 of which $28,726,183, or approximately 9.6%, represented the Fund’s ownership of the shares of the Fund’s Subsidiary.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Mast Funds

Notes to Consolidated Financial Statements - Continued

October 31, 2025

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds’ might reasonably expect to receive for the security upon its current sale). The Board of Directors has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund’s must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Mast Funds

Notes to Consolidated Financial Statements - Continued

October 31, 2025

(d) Swaps

The Funds may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. Each Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against any increase in the price of securities it anticipates purchasing at a later date. Swaps may be used in conjunction with other instruments to offset interest rate, currency or other underlying risks. For example, interest rate swaps may be offset with “caps,” “floors” or “collars”. A “cap” is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount. A “floor” is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount. A “collar” is essentially a combination of a long cap and a short floor where the limits are set at different levels.

A Fund will usually enter into swaps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

Total Return Swaps. The Funds may enter into total return swaps for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by a Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Credit Default Swaps. The Funds may enter into credit default swaps for investment purposes. A credit default swap may have as reference obligations one or more securities that are not currently held by the Funds. The Funds may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, a Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If a Fund were a buyer and no credit event occurs, the Funds would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swaps by a Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swaps. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swaps have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Mast Funds

Notes to Consolidated Financial Statements - Continued

October 31, 2025

Each Fund may also purchase credit default swaps in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund’s return.

Currency Swaps. The Funds may enter into currency swaps for investment purposes. Currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A Fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Interest Rate Swaps. Each Fund may enter into an interest rate swap in an effort to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree to pay a fixed rate (multiplied by a notional amount) while a counterparty agrees to pay a floating rate (multiplied by the same notional amount). If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the fund would receive payments under the swap that would offset, in whole or in part, such diminution in value.

Options on Swaps. Each Fund may enter into options on swaps. An option on a swap, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap or to shorten, extend, cancel or otherwise modify an existing swap, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Funds may write (sell) and purchase put and call swaptions. Each Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. Each Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. A Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Mast Funds

Notes to Consolidated Financial Statements - Continued

October 31, 2025

(e) Futures Contracts

The Funds may use interest rate, foreign currency, index and other futures contracts. The Funds may use options on futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. A public market exists in futures contracts covering a number of indexes, as well as financial instruments, including, without limitation: U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British Pound; the Japanese Yen; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the Euro. It is expected that other futures contracts will be developed and traded in the future.

The Funds may invest in stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, the Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

(f) Forward Foreign Currency Contracts

The Funds may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Consolidated Statements of Operations.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(h) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Mast Funds

Notes to Consolidated Financial Statements - Continued

October 31, 2025

(i) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of October 31, 2025, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j) Distributions to Shareholders

The Funds will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Manteio Scalable Technologies LLC. Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of each Fund to ensure that the total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed the limits (as a percentage of average daily net assets) set forth below:

Mast Funds

Notes to Consolidated Financial Statements - Continued

October 31, 2025

	Contractual Advisory	Total Limit on Annual Operating Expenses
	Fees	Class A	Class C	Class I
Managed Futures Strategy Fund	1.04%	1.55%	2.30%	1.30%
Multialternative Strategy Fund	1.04%	1.10%	N/A	0.85%

In addition, the Advisor has agreed to voluntarily waive its advisory fees by 0.19% to 0.85% for Multialternative Strategy Fund until November 22, 2026, and it will not seek recoupment of the voluntary advisory fees waived. The agreement to limit annual operating expenses is in effect through November 22, 2026, with respect to each Fund and it may only be terminated or amended prior to the end of the term with the approval of the Trust’s Board of Trustees. Any reduction in advisory fees or payment of a Fund’s expenses made by the Advisor in a fiscal year may be reimbursed by the Fund for a period ending three years after the date of reduction or payment if the Advisor so requests. This reimbursement may be requested from a Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. However, the reimbursement amount may not exceed the total amount of fees waived and/or Fund expenses paid by the Advisor and will not include any amounts previously reimbursed to the Advisor by the Fund. Any such reimbursement is contingent upon the Board’s subsequent review of the reimbursed amounts. A Fund must pay current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or Fund expenses. For the period from November 23, 2024 through October 31, 2025, the Advisor waived a portion of its advisory fee totaling $311,375 for the Managed Futures Strategy Fund, and $816,102 for the Multialternative Strategy Fund of which $372,516 was the voluntary waived advisory fee portion that the Advisor will not seek recoupment. The Advisor may recapture all or a portion of these amounts no later than October 31, 2028. These potential recoverable amounts are noted as “Commitments and Contingencies” in the Consolidated Statements of Assets and Liabilities.

Prior to November 23, 2024, UBS Asset Management (Americas) LLC served as the Managed Futures Predecessor Fund and Multialternative Predecessor Fund’s investment advisor. The Managed Futures Predecessor Fund and Multialternative Predecessor Fund waived a portion of its advisory fees for the period from November 1, 2024 to November 22, 2024 totaling $42,155 and $78,514, respectively.

The Advisor is responsible for each Subsidiary’s day-to-day business pursuant to an advisory agreement with each Subsidiary. Under this agreement, the Advisor provides each Subsidiary with the same type of management services, under substantially the same terms, as are provided to the Funds. The Subsidiary advisory agreement provides for automatic termination upon the termination of the investment advisory agreement with respect to each Fund. The Advisor receives no compensation for the services it provides to each Subsidiary.

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the period from November 23, 2024 through October 31, 2025 was $176,878 and $206,257 for Managed Futures Strategy Fund and Multialternative Strategy Fund, respectively. The inclusion of these fees are reported as “Fund services fees” on the Consolidated Statements of Operations. The Funds have a fee agreement with their custodian, UMB Bank, N.A., which provides for custody fees to be reduced by earnings credit based on cash balances left on deposit with the custodian. For the period from November 23, 2024 through October 31, 2025, the fees waived for the Managed Futures Strategy Fund and Multialternative Strategy Fund were $13,358 and $30,972, respectively. These amounts are shown as a reduction of expenses, “Fees paid indirectly” on the Consolidated Statements of Operations.

Mast Funds

Notes to Consolidated Financial Statements - Continued

October 31, 2025

Prior to November 23, 2024, State Street Bank and Trust Company served as the Managed Futures Predecessor Fund and Multialternative Predecessor Fund’s fund accounting, custodian and co-administrator. Credit Suisse Asset Management, LLC served as the Managed Futures Predecessor Fund and Multialternative Predecessor Fund’s other co-administrator. The Managed Futures Predecessor Fund and Multialternative Predecessor Fund allocated fund accounting, custody and administration fees for the period from November 1, 2024 to November 22, 2024 was $6,506 and $7,473, respectively. The inclusion of such fees are reported on the Consolidated Statements of Operations.

SS&C Global Investor & Distribution Solutions, Inc. served as the Managed Futures Predecessor Fund and Multialternative Predecessor Fund’s transfer agent. The Managed Futures Predecessor Fund and Multialternative Predecessor Fund allocated transfer agent fees incurred for the period from November 1, 2024 to November 22, 2024 was $5,190 and $1,028, respectively. The inclusion of such fees are reported on the Consolidated Statements of Operations.

Distribution Services, LLC, serves as the Funds’ distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC, a wholly owned subsidiary of UMBFS, served as the Funds’ distributor. Prior to November 23, 2024, UBS Asset Management (Americas) LLC served as the Managed Futures Predecessor Fund and Multialternative Predecessor Fund’s distributor. The Distributor does not receive compensation from the Fund for its distribution services except the distribution/service fees with respect to the shares of those classes for which a Rule 12b-1 distribution plan is effective. The Advisor pays the Distributor a fee for certain distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the period from November 23, 2024 through October 31, 2025, the Managed Futures Strategy Fund and Multialternative Strategy Fund allocated fees incurred to Trustees of the Trust who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (collectively, the “Independent Trustees”) were $36,757 and $39,679, respectively. The inclusion of such fees are reported on the Consolidated Statements of Operations. Prior to November 23, 2024, the Managed Futures Predecessor Fund and Multialternative Predecessor Fund allocated fees incurred for Independent Trustees for the period from November 1, 2024 to November 22, 2024 was $20,000 and $20,000, respectively. The inclusion of such fees are reported on the Consolidated Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees’ fees and expenses in the Consolidated Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Managed Futures Strategy Fund and Multialternative Strategy Fund allocated fees incurred for CCO services for the period from November 23, 2024 through October 31, 2025, were $10,903 and $9,574, respectively. The inclusion of such fees are reported on the Consolidated Statements of Operations.

Mast Funds

Notes to Consolidated Financial Statements - Continued

October 31, 2025

Prior to November 23, 2024, Ms. Brandi Sinkovich provided the Managed Futures Predecessor Fund and Multialternative Predecessor Fund CCO services to the Trust. The Managed Futures Predecessor Fund and Multialternative Predecessor Fund did not incur fees for CCO services for the period from November 1, 2024 to November 22, 2024.

During the year ended October 31, 2025, a third-party reimbursed the Multialternative Strategy Fund $394,857 for losses from a trade error. This amount is reported on the Fund’s Consolidated Statements of Operations, Consolidated Statements of Changes and Consolidated Financial Highlights under the caption “Net increase from payments by non-affiliate.”

Note 4 – Federal Income Taxes

At October 31, 2025, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

	Managed Futures Strategy Fund	Multialternative Strategy Fund
Cost of investments	$28,222,410	$193,916,117

Gross unrealized appreciation	$14,255	$3,760,063
Gross unrealized depreciation	(8,634)	(10,141,700)
Net unrealized appreciation/(depreciation)	$5,621	$(6,381,637)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss and straddle loss deferrals.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2025, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings as follows:

Increase (Decrease)
	Paid-in Capital	Total Distributable Earnings (Loss)
Managed Futures Strategy Fund	$(6,332,148)	$6,332,148
Multialternative Strategy Fund	(5,280,853)	5,280,853

Mast Funds

Notes to Consolidated Financial Statements - Continued

October 31, 2025

As of October 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Managed Futures Strategy Fund	Multialternative Strategy Fund

Undistributed ordinary income	$617,416	$1,413,807
Undistributed long-term gains	-	-
Tax accumulated earnings	617,416	1,413,807

Accumulated capital and other losses	$(46,343,639)	$(12,882,374)

Unrealized appreciation (depreciation) on investments	5,621	(6,831,637)
Unrealized appreciation (depreciation) on forward contracts	-	(3,270)
Unrealized appreciation (depreciation) on futures contracts	953,172	(37,913)
Unrealized appreciation (depreciation) on swap contracts	-	(1,539,229)
Unrealized appreciation (depreciation) on foreign currency translations	(4,092)	1,225
Unrealized deferred compensation	(3,725)	(3,846)
Deferred organizational expenses	(7,111)	(3,551)
Total accumulated earnings (deficit)	$(44,782,358)	$(19,886,788)

As of October 31, 2025, the Funds had net capital loss carryovers as follows:

	Not Subject to Expiration
	ST	LT
Managed Futures Strategy Fund	$19,232,708	$27,110,931
Multialternative Strategy Fund	-	12,882,374

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended October 31, 2025, the Managed Futures Strategy Fund and Multialternative Strategy Fund utilized $0 and $9,671,386 of their capital loss carryovers, respectively.

The tax character of the distributions paid during the fiscal years ended October 31, 2025 and October 31, 2024 were as follows:

	Managed Futures Strategy Fund		Multialternative Strategy Fund
	2025	2024	2025	2024
Distributions paid from:
Ordinary income	$5,948,870	$1,039,036	$26,190,370	$11,390,041
Long-term capital gains	-	-	-	-
Total distributions paid	$5,948,870	$1,039,036	$26,190,370	$11,390,041

Mast Funds

Notes to Consolidated Financial Statements - Continued

October 31, 2025

Note 5 – Investment Transactions

For the year ended October 31, 2025, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Managed Futures Strategy Fund	$-	$-
Multialternative Strategy Fund	224,136,623	194,919,797

Note 6 – Distribution and Service (Rule 12b-1) Plan

The Trust has adopted a plan on behalf of the Funds pursuant to Rule 12b-1 which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares and Class C shares and/or shareholder liaison service fees in connection with the provision of personal services to shareholders of Class A shares and Class C shares and the maintenance of their shareholder accounts. The 12b-1 Plan provides for the payment of such fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares and up to 1.00% of average daily net assets attributable to Class C shares. Since these fees are paid out of each Fund’s assets attributable to the Fund’s Class A shares and Class C shares, these fees will increase the cost of your investment and, over time, may cost you more than paying other types of sales charges. The net income attributable to Class A shares and Class C shares will be reduced by the amount of distribution and shareholder liaison service fees and other expenses of a Fund associated with that class of shares. For the period from November 23, 2024 through October 31, 2025, the Managed Futures Strategy Fund and Multialternative Strategy Fund distribution fees incurred were $4,479 and $4,024, respectively. The inclusion of such fees are reported on the Consolidated Statements of Operations. Prior to November 23, 2024, the Managed Futures Predecessor Fund and Multialternative Predecessor Fund incurred distribution fees for the period from November 1, 2024 to November 22, 2024 were $1,370 and $348, respectively. The inclusion of such fees are reported on the Consolidated Statements of Operations.

Note 7 – Indemnifications

In the normal course of business, the Funds enters into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Mast Funds

Notes to Consolidated Financial Statements - Continued

October 31, 2025

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2025, in valuing the Funds’ assets carried at fair value:

Managed Futures Strategy Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Short-Term Investments
Money Market Investments	$8,992,972	$-	$-	$8,992,972
Treasury Bills	-	19,235,059	-	19,235,059
Total Investments	8,992,972	19,235,059	-	28,228,031
Other Financial Instruments*
Futures Contracts	2,352,759	-	-	2,352,759
Total Assets	$11,345,731	$19,235,059	$-	$30,580,790

Liabilities
Other Financial Instruments*
Futures Contracts	$823,954	$-	$-	$823,954
Total Liabilities	$823,954	$-	$-	$823,954

*	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
**	The Fund did not hold any Level 3 securities at period end.

Mast Funds

Notes to Consolidated Financial Statements - Continued

October 31, 2025

Multialternative Strategy Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks
Advertising & Marketing	$644,341	$-	$-	$644,341
Asset Management	618,384	-	-	618,384
Automotive	583,940	-	-	583,940
Banking	4,150,584	-	-	4,150,584
Biotech & Pharma	4,205,334	-	-	4,205,334
Commercial Support Services	2,542,597	-	-	2,542,597
E-Commerce Discretionary	486,396	-	-	486,396
Electrical Equipment	2,407,703	-	-	2,407,703
Entertainment Content	4,624,545	-	-	4,624,545
Health Care Facilities & Svcs	6,744,768	-	-	6,744,768
Home & Office Products	2,531,767	-	-	2,531,767
Institutional Financial Svcs	572,050	-	-	572,050
Insurance	4,213,204	-	-	4,213,204
Internet Media & Services	1,730,809	-	-	1,730,809
Leisure Facilities & Services	2,542,757	-	-	2,542,757
Machinery	621,709	-	-	621,709
Medical Equipment & Devices	631	-	-	631
Real Estate Services	779,980	-	-	779,980
Retail - Discretionary	1,360,585	-	-	1,360,585
Semiconductors	3,084,988	-	-	3,084,988
Software	4,138,237	-	-	4,138,237
Technology Hardware	2,169,562	-	-	2,169,562
Telecommunications	542,570	-	-	542,570
Transportation & Logistics	2,470,961	-	-	2,470,961
Exchange-Traded Funds	6,978,357	-	-	6,978,357
Short-Term Investments
Money Market Investments	75,843,662	-	-	75,843,662
Treasury Bills	-	50,480,022	-	50,480,022
Total Investments	136,590,421	50,480,022	-	187,070,443
Purchased Options Contracts	14,037	-	-	14,037
Total Investments and Purchased Options Contracts	136,604,458	50,480,022	-	187,084,480
Other Financial Instruments*
Forward Contracts	-	118,123	-	118,123
Futures Contracts	2,853,618	-	-	2,853,618
Swap Contracts	-	2,896,900	-	2,896,900
Total Assets	$139,458,076	$53,495,045	$-	$192,953,121

Liabilities
Other Financial Instruments*
Forward Contracts	$-	$160,991	$-	$160,991
Futures Contracts	2,204,633	-	-	2,204,633
Swap Contracts	-	4,031,310	-	4,031,310
Total Liabilities	$2,204,633	$4,192,301	$-	$6,396,934

*	Other financial instruments are derivative instruments such as forward contracts, futures contracts, written options contracts and swap contracts. Forward contracts, futures contracts, written options contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
**	The Fund did not hold any Level 3 securities at period end.

Mast Funds

Notes to Consolidated Financial Statements - Continued

October 31, 2025

Note 9 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position and performance.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Consolidated Statements of Assets and Liabilities and Consolidated Statements of Operations are presented in the tables below. The fair values of derivative instruments as of October 31, 2025, by risk category are as follows:

Managed Futures Strategy Fund
	Asset Derivatives		Liability Derivatives
Derivatives designated as non-hedging instruments	Consolidated Statements of Assets and Liabilities	Value	Consolidated Statements of Assets and Liabilities	Value
Commodity contracts	Unrealized appreciation on open futures contracts*	$1,422,476	Unrealized depreciation on open futures contracts*	$(761,135)
Foreign exchange contracts	Unrealized appreciation on open futures contracts*	290,905	Unrealized depreciation on open futures contracts*	(10,552)
Index contracts	Unrealized appreciation on open futures contracts*	476,937	Unrealized depreciation on open futures contracts*	(27,529)
Interest rate contracts	Unrealized appreciation on open futures contracts*	162,441	Unrealized depreciation on open futures contracts*	(24,738)
Total		$2,352,759		$(823,954)

*	Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Consolidated Schedule of Investments.

Mast Funds

Notes to Consolidated Financial Statements - Continued

October 31, 2025

Multialternative Strategy Fund
	Asset Derivatives		Liability Derivatives
Derivatives designated as non-hedging instruments	Consolidated Statements of Assets and Liabilities	Value	Consolidated Statements of Assets and Liabilities	Value
Commodity contracts	Unrealized appreciation on open futures contracts*	$1,751,650	Unrealized depreciation on open futures contracts*	$(1,718,521)
Foreign exchange contracts	Unrealized appreciation on open futures contracts*	99,768	Unrealized depreciation on open futures contracts*	(3,534)
Index contracts	Unrealized appreciation on open futures contracts*	946,973	Unrealized depreciation on open futures contracts*	(105,681)
Interest rate contracts	Unrealized appreciation on open futures contracts*	55,227	Unrealized depreciation on open futures contracts*	(376,897)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	118,123	Unrealized depreciation on forward foreign currency exchange contracts	(160,991)
Mixed: Commodity, interest rate, equity and foreign exchange contracts	Unrealized appreciation on total return swap contracts	2,896,900	Unrealized depreciation on total return swap contracts	(4,031,310)
Total		$5,868,641		$(6,396,934)

*	Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Consolidated Schedule of Investments.

Mast Funds

Notes to Consolidated Financial Statements - Continued

October 31, 2025

The effects of derivative instruments on the Consolidated Statements of Operations for the year ended October 31, 2025, are as follows:

Managed Futures Strategy Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives designated as non-hedging instruments	Futures Contracts	Swap Contracts	Total
Commodity contracts	$(4,720,250)	$-	$(4,720,250)
Equity contracts	(3,361,528)	-	(3,361,528)
Foreign exchange contracts	3,144,845	-	3,144,845
Index contracts	(3,212,485)	-	(3,212,485)
Interest rate contracts	(1,920,151)	-	(1,920,151)
Mixed: Commodity, interest rate, equity and foreign exchange contracts	-	(2,674,940)	-
Total	$(10,069,569)	$(2,674,940)	$(12,744,509)

Mast Funds

Notes to Consolidated Financial Statements - Continued

October 31, 2025

	Multialternative Strategy Fund
	Amount of Realized Gain or (Loss) on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives designated as non-hedging instruments	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swap Contracts	Purchased Options Contracts	Written Options Contracts	Total
Commodity contracts	$1,532,097	$-	$-	$-	$-	$1,532,097
Equity contracts	(815,008)	-	-	-	-	(815,008)
Index contracts	(3,982,251)	-	-	4,555,738	(2,994,846)	(2,421,359)
Interest rate contracts	1,045,490	-	-	-	-	1,045,490
Foreign exchange contracts	144,111	(96,306)	-	-	-	47,805
Mixed: Commodity, interest rate, equity and foreign exchange contracts	-	-	(6,934,300)	-	-	(6,934,300)
Total	$(2,075,561)	$(96,306)	$(6,934,300)	$4,555,738	$(2,994,846)	$(7,545,275)

Managed Futures Strategy Fund
Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivatives designated as non-hedging instruments	Futures Contracts	Swap Contracts	Total
Commodity contracts	$661,341	$-	$661,341
Foreign exchange contracts	(272,561)	-	(272,561)
Index contracts	1,458,302	-	1,458,302
Interest rate contracts	(777,827)	-	(777,827)
Mixed: Commodity, interest rate, equity and foreign exchange contracts	-	527,712	527,712
Total	$1,069,255	$527,712	$1,596,967

Mast Funds

Notes to Consolidated Financial Statements - Continued

October 31, 2025

	Multialternative Strategy Fund
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivatives designated as non-hedging instruments	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swap Contracts	Purchased Options Contracts	Written Options Contracts	Total
Commodity contracts	$(105,680)	$-	$-	$-	$-	$(105,680)
Index contracts	742,357	-	-	(232,745)	89,711	599,323
Interest rate contracts	(938,143)	-	-	-	-	(938,143)
Foreign exchange contracts	67,392	(50,583)	-	-	-	16,809
Mixed: Commodity, interest rate, equity and foreign exchange contracts	-	-	(1,794,164)	-	-	(1,794,164)
Total	$(234,074)	$(50,583)	$(1,794,164)	$(232,745)	$89,711	$(2,221,855)

The average quarterly volume of derivative instruments held by the Funds during the year ended October 31, 2025 are as follows:

Managed Futures Strategy Fund
		Notional Value
Commodity contracts	Long futures contracts	$34,498,918
	Short futures contracts	(21,811,493)
Equity contracts	Open total return swap contracts	15,193,815
Index contracts	Long futures contracts	48,199,202
	Short futures contracts	(6,560,123)
Interest rate contracts	Long futures contracts	24,803,306
	Short futures contracts	(104,662,239)
Foreign exchange contracts	Long futures contracts	38,146,387
	Short futures contracts	(89,414,222)

Mast Funds

Notes to Consolidated Financial Statements - Continued

October 31, 2025

Multialternative Strategy Fund
		Notional Value
Commodity contracts	Long futures contracts	$41,771,616
	Short futures contracts	(40,841,887)
Equity contracts	Open total return swap contracts	575,455,369
Index contracts	Long futures contracts	38,251,293
	Short futures contracts	(24,072,514)
	Purchased options contracts - long	29,839,000
	Purchased options contracts - short	6,507,600
	Written options contracts - long	(7,630,000)
	Written options contracts - short	(7,440,600)
Interest rate contracts	Long futures contracts	68,002,444
	Short futures contracts	(59,203,324)
Foreign exchange contracts	Long futures contracts	6,192,185
	Short futures contracts	(9,445,065)
	Long forward contracts	17,233,639
	Short forward contracts	(18,154,395)

Note 10 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Funds’ custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Funds from its counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

Mast Funds

Notes to Consolidated Financial Statements - Continued

October 31, 2025

The Fund’s Consolidated Statements of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Consolidated Statements of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Consolidated Statements of Assets and Liabilities and net amounts are presented below:

Multialternative Strategy Fund
			Amounts Not Offset in Consolidated Statements of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Consolidated Statements of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
Unrealized depreciation on open swap contracts - asset	Barclays Bank PLC	$(1,135,357)	$-	$-	$(1,135,357)
Unrealized appreciation on open swap contracts - liability	BNP Paribas	788,482	-	-	788,482
Unrealized depreciation on open swap contracts - liability	BNP Paribas	(962,726)	-	-	(962,726)
Unrealized appreciation on open swap contracts - asset	Goldman Sachs & Co. LLC	1,907,823	-	-	1,907,823
Unrealized depreciation on open swap contracts - liability	Goldman Sachs & Co. LLC	(1,342,818)	-	-	(1,342,818)
Unrealized appreciation on open swap contracts - asset	Macquarie Bank Ltd.	18,265	-	-	18,265
Unrealized depreciation on open swap contracts - liability	Macquarie Bank Ltd.	(165,040)	-	-	(165,040)
Unrealized appreciation on open swap contracts - liability	Societe Generale	182,330	-	-	182,330
Unrealized depreciation on open swap contracts - liability	Societe Generale	(425,369)	-	-	(425,369)

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

Mast Funds

Notes to Consolidated Financial Statements - Continued

October 31, 2025

Note 11 – Line of Credit

The Predecessor Funds, together with other funds/portfolios advised by UBS AM (collectively, the "Participating Funds"), participated in a committed, unsecured line of credit facility ("Credit Facility"), with State Street Bank and Trust Company in an aggregated amount of $250 million for temporary or emergency purposes on a first-come, first-served basis. Of the aggregate $250 million amount, $125 million was specifically designated for the Predecessor Funds. The remaining $125 million was available to all Participating Funds, including the Predecessor Funds. Under the terms of the Credit Facility, the Participating Funds paid an aggregate commitment fee on the average unused amount of the Credit Facility, which was allocated among the Participating Funds in such manner as was determined by the governing boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At November 22, 2024, the Funds no longer participate in the Credit Facility. For the year ended October 31, 2025, no fees were incurred.

Note 12 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 13 – New Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

Mast Funds

Notes to Consolidated Financial Statements - Continued

October 31, 2025

Note 14 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of

The Mast Funds

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities of the Mast Managed Futures Strategy Fund and Mast Multialternative Strategy Fund (formerly Credit Suisse Managed Futures Strategy Fund and Credit Suisse Multialternative Strategy Fund), including the consolidated schedules of investments, as of October 31, 2025, the consolidated related statements of operations, the consolidated statements of changes in net assets, and consolidated financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2025, the results of their operations, the changes in their net assets, and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial statements and financial highlights indicated in the table below, were audited by other auditors, whose reports dated as outlined below expressed unqualified opinions on those financial statements and financial highlights.

Fund	Other Auditors Report Date	Consolidated Statements of Changes in Net Assets	Consolidated Financial Highlights
Mast Managed Futures Strategy Fund and Mast Multialternative Strategy Fund	December 26, 2024	For the year ended October 31, 2024	For the year ended October 31, 2024
Mast Managed Futures Strategy Fund and Mast Multialternative Strategy Fund	December 27, 2023	N/A	For each of the three years in the period ended October 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2023.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement , whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

December 30, 2025

Mast Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, Managed Futures Strategy Fund and Multialternative Strategy Fund designates income dividends of 0.00% and 1.94%, respectively, as qualified dividend income paid during the fiscal year ended October 31, 2025.

Corporate Dividends Received Deduction

For the fiscal year ended October 31, 2025, 0.00% and 0.00% of the dividends paid from net investment income qualifies for the dividends received deduction available to corporate shareholders of the Managed Futures Strategy Fund and Multialternative Strategy Fund, respectively.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

On October 30, 2024, the Audit Committee of the Board of Trustees of Investment Managers Series Trust III (the “Trust”) appointed Tait, Weller & Baker LLP to serve as the independent registered public accounting firm to audit the financial statements of the Mast Managed Futures Strategy Fund and the Mast Multialternative Strategy Fund (the “Funds”) upon the reorganization of the Credit Suisse Managed Futures Strategy Fund (the “Managed Futures Predecessor Fund”) and the Credit Suisse Multialternative Strategy Fund (the “Multialternative Predecessor Fund”), each a series of Credit Suisse Opportunity Funds for the fiscal year ending October 31, 2025. Previously, Ernst & Young LLP served as the independent registered public accounting firm to the Predecessor Funds.

Ernst & Young LLP’s report on the financial statements for the Predecessor Funds for the fiscal year ended October 31, 2024 contained no adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles. During such fiscal year and the interim period November 1, 2024 through November 22, 2024 (the “Interim Period”), there were no (i) disagreements with Ernst & Young LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Ernst & Young LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the Predecessor Funds’ financial statements for such period, nor (ii) “reportable events” of the kinds described in Item 304(a)(1)(v) of Regulation SK under the Securities Exchange Act of 1934, as amended.

During the fiscal year ended October 31, 2024 and the Interim Period, neither the Predecessor Funds nor anyone on their behalf has consulted with Tait, Weller & Baker LLP on items that concerned (a) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements, or (b) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K and related instructions) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K). The selection of Tait, Weller & Baker LLP does not reflect any disagreements with Ernst & Young LLP or dissatisfaction by the Funds, the Board, or the Audit Committee with the performance of Ernst & Young LLP.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed March 10, 2023.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(a) (4) Not Applicable

(a) (5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust III

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	1/9/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	1/9/26

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	1/9/26